UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04253
MFS SERIES TRUST XV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Commodity
Strategy Fund
Class A-MCSAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$66	1.15%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSA-SEM

MFS® Commodity
Strategy Fund
Class B-MCSFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$108	1.90%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSB-SEM

MFS® Commodity
Strategy Fund

Class C-MCSHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$108	1.90%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSC-SEM

MFS® Commodity
Strategy Fund

Class I-MCSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	0.90%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSI-SEM

MFS® Commodity
Strategy Fund

Class R1-MCSNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$66	1.15%
For the period from November 1, 2025 through April 30, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $108 and 1.90%, respectively.
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR1-SEM

MFS® Commodity
Strategy Fund

Class R2-MCSOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$80	1.40%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR2-SEM

MFS® Commodity
Strategy Fund

Class R3-MCSQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$66	1.15%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR3-SEM

MFS® Commodity
Strategy Fund

Class R4-MCSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	0.90%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR4-SEM

MFS® Commodity
Strategy Fund
Class R6-MCSRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$46	0.80%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	965,812,761	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	408
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	97.2%	(9.8)%	87.4%
Commodity Exposure	113.5%	(13.6)%	99.9%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	9.0%	0.0%	9.0%
AA	8.8%	0.0%	8.8%
A	13.8%	0.0%	13.8%
BBB	26.8%	0.0%	26.8%
U.S. Government	28.0%	0.0%	28.0%
Federal Agencies	0.3%	0.0%	0.3%
Not Rated	10.5%	(9.8)%	0.6%
Non-Fixed Income	113.5%	(13.6)%	100.0%
Cash & Cash Equivalents	12.6%	0.0%	12.6%
Other	13.6%	(113.5)%	(99.9)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Brent Crude	14.0%	0.0%	14.0%
Gold	13.4%	0.0%	13.4%
WTI Crude Oil	12.5%	0.0%	12.5%
Natural Gas	6.2%	0.0%	6.2%
Unleaded Gasoline	5.8%	0.0%	5.8%
Soybeans	5.0%	0.0%	5.0%
Corn	4.9%	0.0%	4.9%
Live Cattle	4.9%	0.0%	4.9%
Copper (COMEX)	5.4%	(0.7)%	4.7%
Gas Oil	4.7%	0.0%	4.7%
Aluminum	3.7%	0.0%	3.7%
Soybean Oil	3.5%	0.0%	3.5%
Silver	3.1%	0.0%	3.1%
Nickel	2.0%	0.0%	2.0%
Soybean Meal	2.5%	(0.5)%	2.0%
Zinc	2.0%	0.0%	2.0%
Coffee	1.8%	0.0%	1.8%
Lean Hogs	1.8%	0.0%	1.8%
Feeder Cattle	1.6%	0.0%	1.6%
Heating Oil	3.5%	(2.5)%	1.0%
Wheat	2.8%	(1.8)%	1.0%
Sugar	2.4%	(1.5)%	0.9%
Platinum	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Kansas Wheat	1.9%	(2.5)%	(0.6)%
Cotton	1.7%	(2.4)%	(0.7)%
Lead	0.7%	(1.7)%	(1.0)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR6-SEM

MFS® Global Alternative
Strategy Fund
Class A-DVRAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$65	1.30%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRA-SEM

MFS® Global Alternative
Strategy Fund
Class B-DVRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$103	2.05%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRB-SEM

MFS® Global Alternative
Strategy Fund
Class C-DVRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$103	2.05%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRC-SEM

MFS® Global Alternative
Strategy Fund
Class I-DVRIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$53	1.05%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRI-SEM

MFS® Global Alternative
Strategy Fund
Class R1-DVRFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$103	2.05%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR1-SEM

MFS® Global Alternative
Strategy Fund
Class R2-DVRHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$78	1.55%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR2-SEM

MFS® Global Alternative
Strategy Fund
Class R3-DVRJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$65	1.30%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR3-SEM

MFS® Global Alternative
Strategy Fund

Class R4-DVRKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$53	1.05%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR4-SEM

MFS® Global Alternative
Strategy Fund

Class R6-DVRLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$48	0.95%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	216,976,551	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	1,144
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.3%	25.3%	(6.5)%	33.1%
	Japan	0.7%	7.6%	0.0%	8.3%
	North America ex-U.S.	1.0%	4.6%	0.0%	5.6%
	United Kingdom	0.9%	0.7%	0.0%	1.6%
	Emerging Markets	0.6%	0.0%	0.0%	0.6%
	Europe ex-U.K.	2.0%	0.0%	(7.1)%	(5.1)%
	Asia/Pacific ex-Japan	0.6%	0.0%	(6.1)%	(5.5)%
Equity	Europe ex-U.K.	10.0%	1.9%	(5.7)%	6.2%
	U.S. Large Cap	30.2%	0.0%	(25.8)%	4.4%
	U.S. Small/Mid Cap	21.9%	0.0%	(17.8)%	4.1%
	North America ex-U.S.	2.2%	1.3%	0.0%	3.5%
	Japan	3.6%	0.0%	(0.2)%	3.4%
	United Kingdom	2.8%	0.5%	0.0%	3.3%
	Emerging Markets	3.6%	4.2%	(5.4)%	2.4%
	Asia/Pacific ex-Japan	1.4%	3.6%	(3.9)%	1.1%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
Cash	Cash & Cash Equivalents (d)				4.0%
	Other (e)				29.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Commodity Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Commodity Strategy Fund
Consolidated Portfolio of Investments − 4/30/26 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 86.5%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031	$2,330,000	$2,488,441
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	1,903,000	1,941,496
		$4,429,937
Apparel, Footwear, & Accessories – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$1,426,000	$1,411,668
Tapestry, Inc., 5.1%, 3/11/2030	1,939,000	1,962,674
		$3,374,342
Asset-Backed & Securitized – 17.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.101%, 11/15/2054 (i)	$19,372,887	$631,246
ACORE Issuer LLC, 2026-FL1, “B”, 5.561%, 8/20/2043 (n)	2,131,500	2,134,128
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.282% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	460,702	460,493
ACREC 2021-FL1 Ltd., “B”, FLR, 5.582% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,405,496
ACREC 2021-FL1 Ltd., “C”, FLR, 5.932% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,128,930
American Credit Acceptance, 2026-2, “B”, 4.5%, 10/08/2030 (n)	600,000	599,676
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	2,365,990	2,375,221
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	1,843,553	1,853,254
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,298,013	1,297,692
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	1,133,968	1,129,682
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.469% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,683,988
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.769% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,684,184
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.069% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	1,014,144
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.94% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,697,135
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.404% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	2,999,000	3,004,596
AREIT 2022-CRE6 Trust, “C”, FLR, 5.79% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	893,461
AREIT 2022-CRE6 Trust, “D”, FLR, 6.49% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	793,545
AREIT 2022-CRE7 LLC, “B”, FLR, 6.911% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,563,818
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	94,560	95,014
Aspire Mortgage Trust, 2026-1, “A-1”, 4.855%, 1/25/2066 (n)	673,036	668,983
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	289,103	289,404
Bain Capital Credit CLO Ltd., 2021-4A, “BRR”, FLR, 5.025% (SOFR - 3mo. + 1.35%), 10/20/2034 (n)	3,204,420	3,204,369
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.525% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	3,115,644	3,117,937
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.902%, 12/15/2051 (i)(n)	17,773,712	260,266
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)	6,571,279	299,758
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.326%, 9/15/2054 (i)	7,146,014	340,097
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)	10,709,692	619,275
BDS 2024-FL13 Ltd., “A”, FLR, 5.237% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	749,360
BDS LLC, 2026-FL17, “B”, FLR, 0% (SOFR - 1mo. + 1.8%), 5/19/2043 (n)(w)	3,108,348	3,108,348
BDS Ltd., 2026-FL17, “AS”, FLR, 5.2% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)(w)	1,120,045	1,120,045
BDS Ltd., 2026-FL17, “C”, FLR, 5.6% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)(w)	565,250	565,250
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	12,340,705	521,229
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)	14,041,556	611,272
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.216%, 8/15/2054 (i)	9,706,245	447,904
Benchmark 2021-B29 Mortgage Trust, “XA”, 0.988%, 9/15/2054 (i)	14,255,320	464,636
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,538,903	1,566,901
BSPRT Issuer Ltd., 2026-FL13, “A”, FLR, 5.15% (SOFR - 1mo. + 1.5%), 10/18/2043 (n)	2,975,000	2,978,386
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	552,848	561,072
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	66,095	67,408
CMSFS-SEM
1

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	$774,880	$773,217
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	451,951	448,630
BX Trust, 2026-CSMO, “A”, FLR, 5.054% (SOFR - 1mo. + 1.4%), 2/15/2043 (n)	910,000	910,569
BXMT 2020-FL2 Ltd., “A”, FLR, 4.932% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	59,842	59,800
BXMT 2020-FL2 Ltd., “B”, FLR, 5.432% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,487,582
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.332% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,593,913
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,751,962	1,752,845
CD 2017-CD4 Mortgage Trust, “XA”, 1.201%, 5/10/2050 (i)	8,576,095	52,394
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	350,540	291,776
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	69,619
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	216,045	216,176
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	310,729	312,908
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	691,790	696,197
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,069,101	1,080,006
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	354,816	358,363
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,471,237	1,471,185
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,857,075	179,989
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	10,606,617	500,384
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)	9,931,784	261,921
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)	11,258,828	381,382
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.022%, 6/15/2064 (i)	6,017,614	226,253
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	369,486	371,677
CPS Auto Trust, 2026-B, “B”, 4.59%, 12/16/2030 (n)	434,000	433,304
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,303,298
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	232,799	233,019
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	756,467
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	166,908	167,382
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	4,026,477	4,026,751
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.537% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,732,399	1,734,824
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.256% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	3,250,000	3,250,705
Empire District Bondco LLC, 4.943%, 1/01/2033	554,172	559,883
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	137,505	137,976
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	696,050
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	178,853	179,198
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.894% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,190,598	1,189,308
General Motors Co., FLR, 4.09% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,224,929
General Motors Co., FLR, 4.189% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,694,843
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	1,270,000	1,270,888
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.992%, 5/10/2050 (i)	10,111,837	71,041
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.021%, 8/10/2050 (i)	10,149,333	83,707
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.121%, 5/12/2053 (i)	8,579,746	306,827
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.075% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	2,600,000	2,599,958
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	673,970	670,526
Invesco CLO Ltd., 2022-2A, “BR”, 5.355%, 7/20/2035 (n)	3,344,351	3,346,113
Invesco CLO Ltd., 2023-3A, “BR”, FLR, 5.423% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	2,068,965	2,078,590
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	977,000	967,579
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	736,953	740,304
JP Morgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	556,043	551,596
JPMorgan Chase Commercial Mortgage Securities Corp., 1.003%, 9/15/2050 (i)	8,453,213	64,577
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.053% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,791,715
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.258% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,699,444
MF1 2022-FL8 Ltd., “C”, FLR, 5.857% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	937,805
MF1 2022-FL9 LLC, “B”, FLR, 6.807% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,989,963
MF1 2024-FL14 LLC, “C”, FLR, 6.943% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	819,993
2

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2025-FL20 LLC, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	$2,000,000	$2,006,900
MF1 2025-FL20 LLC, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	1,128,514	1,132,273
MF1 2026-FL21 LLC, “AS”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	780,014	780,402
MF1 2026-FL21 LLC, “B”, FLR, 5.411% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	374,772	375,332
MF1 2026-FL21 LLC, “C”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	1,240,411	1,241,825
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.229%, 5/15/2050 (i)	8,140,507	71,957
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.285%, 6/15/2050 (i)	3,585,728	34,485
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.798%, 12/15/2051 (i)	14,159,876	247,404
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)	8,262,209	371,926
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	7,824,561	276,417
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	1,323,431	1,319,613
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	1,052,233	1,051,077
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	585,376	588,877
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,183,015	1,190,830
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	345,786	347,835
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	381,915	383,286
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	1,198,737	1,207,993
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	115,598	116,112
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	763,256	770,110
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.316% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,253,550
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	982,945	970,297
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	295,985	295,945
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	988,477
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,340,060
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 4.853% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	3,000,000	2,999,940
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	2,500,000	2,496,057
PFP III 2026-13 Ltd., “AS”, FLR, 5.311% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	3,000,000	3,005,628
PFP III 2026-13 Ltd., “B”, FLR, 5.511% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	1,250,000	1,253,123
PFP III, 2025-12 Ltd., “A”, FLR, 5.15% (SOFR - 1mo. + 1.4892%), 12/18/2042 (n)	3,350,000	3,351,538
PFS Financing Corp., 2026-A, “A”, FLR, 4.339% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	1,970,000	1,974,478
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	715,000	712,179
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	1,620,355	1,620,301
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	1,421,322	1,421,424
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	2,022,347	2,022,555
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.195% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	2,804,830	2,821,772
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	371,215	373,836
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.83% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	723,374
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,046,981
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.28% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	2,700,000	2,697,659
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.582% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,293,735
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	2,021,619	1,998,664
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,158,290
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	849,947	851,664
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	1,560,956	1,560,954
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.313% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	3,427,373	3,427,325
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.94%, 11/15/2050 (i)	4,911,198	48,248
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.892%, 12/15/2051 (i)	5,476,114	99,241
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	558,427	563,350
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	567,087	570,711
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	252,514	254,320
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	446,000	445,621
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.328%, 11/15/2054 (i)	5,478,957	257,265
		$168,496,168
3

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Auto & Auto Components – 1.2%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$4,336,000	$4,366,470
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	1,018,000	1,009,184
LKQ Corp., 5.75%, 6/15/2028	2,976,000	3,022,991
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,248,084
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	1,738,000	1,486,996
		$11,133,725
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$4,005,273
Charles Schwab Corp., 5.875%, 8/24/2026	3,206,000	3,219,869
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,510,000	2,575,155
Citadel Finance LLC, 4.75%, 2/14/2029 (n)	1,657,000	1,631,171
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)	1,205,000	1,190,578
LPL Holdings, Inc., 5.7%, 5/20/2027	2,077,000	2,099,070
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,426,000	1,419,532
LPL Holdings, Inc., 6.75%, 11/17/2028	1,075,000	1,124,933
LPL Holdings, Inc., 4%, 3/15/2029 (n)	2,257,000	2,196,860
LPL Holdings, Inc., 5.2%, 3/15/2030	1,082,000	1,091,926
		$20,554,367
Business Services – 0.9%
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	$1,398,000	$1,394,077
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	777,000	773,966
Fidelity National Information Services, Inc., 4.8%, 3/10/2031	1,398,000	1,390,529
Paychex, Inc., 5.1%, 4/15/2030	3,124,000	3,157,291
Verisk Analytics, Inc., 4.45%, 3/15/2031	1,759,000	1,734,802
		$8,450,665
Cable TV – 0.6%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$3,417,000	$3,478,259
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,687,000	2,605,036
		$6,083,295
Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$294,000	$282,176
Conglomerates – 0.2%
Regal Rexnord Corp., 6.05%, 4/15/2028	$2,278,000	$2,335,128
Consumer Services – 1.4%
Airbnb, Inc., 4.4%, 3/16/2029	$1,151,000	$1,149,413
CBRE Services, Inc., 5.5%, 4/01/2029	2,639,000	2,703,060
CBRE Services, Inc., 4.8%, 6/15/2030	735,000	737,531
eBay, Inc., 4.25%, 3/06/2029	1,752,000	1,744,654
Meituan, 4.5%, 4/02/2028 (n)	1,575,000	1,571,171
Meituan, 4.625%, 10/02/2029 (n)	845,000	839,387
Meituan, 4.5%, 5/05/2031 (n)	632,000	616,156
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	3,880,000	3,910,766
		$13,272,138
Containers – 0.3%
Berry Global, Inc., 1.65%, 1/15/2027	$2,847,000	$2,792,520
4

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,464,413
Apollo Debt Solutions BDC, 5.2%, 12/08/2028 (n)	687,000	679,688
Aviation Capital Group, 4.25%, 4/30/2029 (n)	1,984,000	1,955,931
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,263,000	2,192,672
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,729,000	1,669,788
Blackstone Secured Lending Fund, 2.125%, 2/15/2027	687,000	670,724
Blue Owl Credit Income Corp., 7.95%, 6/13/2028	475,000	489,414
Goldman Sachs Private Credit Corp., 5.05%, 2/23/2028 (n)	344,000	339,886
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	588,000	583,051
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	4,319,000	4,380,467
Sumisho Air Lease Corp., 4.4%, 3/24/2028 (n)	1,735,000	1,725,843
Sumisho Air Lease Corp., 4.5%, 3/24/2029 (n)	1,088,000	1,081,381
		$17,233,258
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$3,068,000	$3,099,945
Arrow Electronics, Inc., 2.95%, 2/15/2032	1,491,000	1,327,579
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	2,320,000	2,329,841
		$6,757,365
Emerging Market Sovereign – 0.2%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$2,225,000	$2,242,133
Energy - Independent – 1.0%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$941,995
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	955,450
EQT Corp., 5.7%, 4/01/2028	3,496,000	3,563,224
Pioneer Natural Resources Co., 1.9%, 8/15/2030	4,567,000	4,125,529
		$9,586,198
Food & Beverages – 2.2%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$1,006,000	$1,006,184
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	4,191,000	4,233,481
Constellation Brands, Inc., 4.8%, 5/01/2030	1,510,000	1,522,083
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	5,268,000	5,059,499
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,537,000	1,503,189
Mars, Inc., 4.6%, 3/01/2028 (n)	1,941,000	1,952,536
Mars, Inc., 4.8%, 3/01/2030 (n)	4,084,000	4,125,368
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	1,988,213
		$21,390,553
Global Systemically Important Banks – 4.4%
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	$2,856,000	$2,820,349
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,447,244
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,637,000	2,650,023
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	1,479,000	1,461,435
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	174,670
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	1,804,000	1,798,343
Deutsche Bank AG, 5.06% to 4/14/2031, FLR (SOFR - 1 day + 1.41%) to 4/14/2032	822,000	821,083
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	3,032,000	3,047,732
Mitsubishi UFJ Financial Group, Inc., 4.592% to 4/18/2029, FLR (CMT - 1yr. + 0.78%) to 4/18/2030	1,800,000	1,800,031
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	932,000	945,111
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	747,000	745,726
5

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	$2,778,000	$2,776,475
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	1,853,000	1,868,533
Morgan Stanley, 4.555% to 4/10/2029, FLR (SOFR - 1 day + 0.96%) to 4/10/2030	2,413,000	2,405,372
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,842,000	2,804,216
Toronto-Dominion Bank, 5.532%, 7/17/2026	4,257,000	4,269,496
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,637,000	1,637,351
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	463,149
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	2,393,000	2,413,022
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,838,606
		$42,187,967
Hardware, Peripherals, & Assembly – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$1,504,000	$1,492,441
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$1,081,000	$1,052,976
Insurance – 1.1%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$1,701,000	$1,684,731
Corebridge Financial, Inc., 3.65%, 4/05/2027	2,425,000	2,409,965
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,469,000	1,490,592
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	979,000	984,870
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	3,609,000	3,639,422
		$10,209,580
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$1,300,394
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,111,832
		$2,412,226
Insurance - Property & Casualty – 0.8%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$1,739,000	$1,743,943
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	1,739,000	1,755,383
Brown & Brown, Inc., 4.7%, 6/23/2028	1,027,000	1,030,075
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,712,000	1,719,666
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	1,712,000	1,720,629
		$7,969,696
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,126,971
Machinery & Tools – 0.3%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,346,595
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	1,627,000	1,595,270
		$2,941,865
Media – 0.7%
Meta Platforms, Inc., 4.55%, 5/15/2031 (w)	$4,176,000	$4,175,037
News Corp., 3.875%, 5/15/2029 (n)	2,396,000	2,317,669
		$6,492,706
6

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
HCA, Inc., 4.3%, 11/15/2030	$585,000	$574,845
ICON Investments Six DAC, 5.849%, 5/08/2029	1,081,000	1,101,539
IQVIA, Inc., 5.7%, 5/15/2028	788,000	802,263
IQVIA, Inc., 6.25%, 2/01/2029	598,000	620,297
		$3,098,944
Metals & Mining – 0.9%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,917,000	$2,927,562
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	2,434,000	2,471,684
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	1,609,000	1,617,252
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	1,841,000	1,868,380
		$8,884,878
Midstream – 1.4%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$3,227,000	$3,330,222
DCP Midstream Operating LP, 5.625%, 7/15/2027	3,776,000	3,813,274
Enbridge, Inc., 5.25%, 4/05/2027	2,609,000	2,630,988
Enbridge, Inc., 4.9%, 6/20/2030	1,076,000	1,084,577
Energy Transfer LP, 5.55%, 2/15/2028	1,201,000	1,222,400
Plains All American Pipeline LP, 4.7%, 1/15/2031	1,819,000	1,814,901
		$13,896,362
Mortgage-Backed – 0.3%
Fannie Mae, 3%, 12/01/2031	$83,627	$81,407
Fannie Mae, 4.645%, 2/25/2045 (n)	307,925	308,425
Freddie Mac, 4.286%, 7/25/2029	500,920	500,477
Freddie Mac, 1.681%, 4/25/2030 (i)	6,192,149	322,429
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,865,316	1,807,391
Freddie Mac, 2%, 7/15/2042	242,075	227,964
		$3,248,093
Municipals – 0.3%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$1,682,000	$1,724,058
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	1,180,000	1,204,777
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	314,274
		$3,243,109
Network & Telecom – 0.4%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$536,000	$537,506
NTT Finance Corp., 4.62%, 7/16/2028 (n)	1,509,000	1,514,819
NTT Finance Corp., 4.876%, 7/16/2030 (n)	1,509,000	1,519,553
		$3,571,878
Non-Global Systemically Important Banks – 5.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$409,000	$427,343
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	2,697,000	2,711,060
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,893,472
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	2,007,924
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	3,255,000	3,338,378
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,321,533
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	638,048
Capital One Financial Corp., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032	1,778,000	1,756,901
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,264,994
7

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	$2,107,000	$2,165,264
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	2,734,000	2,727,862
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	2,376,000	2,364,100
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	253,699
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	464,632
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	946,000	961,534
Lloyds Banking Group PLC, 4.241% to 2/10/2029, FLR (CMT - 1yr. + 0.6%) to 2/10/2030	1,141,000	1,129,877
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,326,231
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	706,000	752,448
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	2,520,000	2,519,627
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	3,296,000	3,291,321
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	4,123,000	4,075,055
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	3,392,000	3,396,890
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	5,237,000	5,312,019
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	1,140,000	1,140,166
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032	2,859,000	2,835,947
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	3,350,000	3,427,891
		$54,504,216
Oil Services – 0.2%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,323,531
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	937,126
		$2,260,657
Pharmaceuticals & Biotechnology – 0.2%
Biogen, Inc., 5.05%, 1/15/2031	$2,017,000	$2,051,723
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$2,385,000	$2,399,402
Real Estate - Retail – 0.6%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$392,130
STORE Capital Corp., REIT, 4.95%, 2/11/2031 (n)	1,101,000	1,093,098
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,997,000	2,957,600
WEA Finance LLC, 3.5%, 6/15/2029 (n)	697,000	672,170
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	506,000	500,435
		$5,615,433
Real Estate - Storage & Office – 0.1%
COPT Defense Properties, REIT, 2%, 1/15/2029	$524,000	$489,995
Refining – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$2,724,000	$2,779,663
Retail & E-commerce – 0.8%
AutoNation, Inc., 4.45%, 1/15/2029	$3,977,000	$3,944,446
AutoNation, Inc., 3.85%, 3/01/2032	2,258,000	2,106,965
Genuine Parts Co., 4.95%, 8/15/2029	1,945,000	1,942,365
		$7,993,776
8

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Semiconductor & Electronic Components – 0.8%
Broadcom, Inc., 5.05%, 7/12/2027	$718,000	$725,827
Broadcom, Inc., 4.75%, 4/15/2029	2,533,000	2,560,712
Broadcom, Inc., 5.05%, 7/12/2029	857,000	873,619
Broadcom, Inc., 4.35%, 2/15/2030	2,214,000	2,205,715
Broadcom, Inc., 4.3%, 1/15/2031	632,000	626,933
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	784,000	781,805
		$7,774,611
Software – 0.9%
Oracle Corp., 4.55%, 2/04/2029	$2,357,000	$2,328,569
Oracle Corp., 4.95%, 2/04/2031	1,650,000	1,614,004
Salesforce, Inc., 4.5%, 3/15/2028	1,154,000	1,155,083
Salesforce, Inc., 4.65%, 3/15/2029	1,154,000	1,156,247
Salesforce, Inc., 4.9%, 9/15/2031	2,308,000	2,301,221
		$8,555,124
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$448,000	$441,870
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,986,096
T-Mobile USA, Inc., 4.2%, 10/01/2029	1,122,000	1,111,919
		$5,539,885
Tobacco – 1.0%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$2,754,000	$2,854,790
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	2,340,000	2,361,816
Philip Morris International, Inc., 5.125%, 11/17/2027	1,241,000	1,255,344
Philip Morris International, Inc., 4.875%, 2/15/2028	1,661,000	1,676,921
Philip Morris International, Inc., 4.125%, 4/28/2028	1,184,000	1,180,716
		$9,329,587
Transportation & Logistics – 1.5%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$4,254,000	$4,295,837
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	3,307,000	3,342,114
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,276,751
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,607,997
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,835,124
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,297,032
Triton International Ltd., 5.15%, 2/15/2033	1,006,000	987,421
		$14,642,276
Travel, Gaming, & Lodging – 1.0%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$2,823,000	$2,812,442
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,076,376
Las Vegas Sands Corp., 5.9%, 6/01/2027	1,085,000	1,096,293
Las Vegas Sands Corp., 5.625%, 6/15/2028	1,592,000	1,615,314
Marriott International, Inc., 4.9%, 4/15/2029	3,462,000	3,503,188
		$10,103,613
U.S. Treasury Obligations – 28.0%
U.S. Treasury Notes, 4.5%, 7/15/2026	$21,331,000	$21,365,496
U.S. Treasury Notes, 4.375%, 7/31/2026 (f)(s)	30,789,000	30,838,960
U.S. Treasury Notes, 4.125%, 10/31/2026 (f)(s)	30,477,000	30,530,573
U.S. Treasury Notes, 4.125%, 1/31/2027 (f)(s)	30,747,000	30,832,275
9

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.875%, 3/31/2027 (f)(s)	$30,641,000	$30,671,641
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	41,222,000	42,160,767
U.S. Treasury Notes, 4.625%, 4/30/2029	82,605,000	84,237,739
		$270,637,451
Utilities – 2.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$830,000	$829,979
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	323,000	289,537
Con Edison Co. of NY, Inc., FLR, 4.207% (SOFR - 1 day + 0.52%), 11/18/2027	1,985,000	1,983,202
Eversource Energy, 4.45%, 12/15/2030	3,161,000	3,114,725
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	1,711,000	1,718,501
Pacific Gas & Electric Co., 6.1%, 1/15/2029	2,045,000	2,113,326
Pacific Gas & Electric Co., 5.55%, 5/15/2029	3,384,000	3,460,450
PSEG Power LLC, 5.2%, 5/15/2030 (n)	790,000	802,359
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	1,075,000	1,090,562
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (n)	1,781,000	1,778,106
Vistra Operations Co. LLC, 5%, 4/30/2031 (n)	1,834,000	1,828,785
		$19,009,532
Total Bonds (Identified Cost, $841,386,999)		$834,930,604
Mutual Funds (h) – 6.6%
Money Market Funds – 6.6%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $64,097,214)	64,099,247	$64,105,657
Short-Term Obligations (s)(y) – 3.3%
Federal Home Loan Bank, 3.55%, due 5/01/2026 (Identified Cost, $32,265,000)	$32,265,000	$32,261,783
Other Assets, Less Liabilities – 3.6%		34,514,717
Net Assets – 100.0%		$965,812,761

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $64,105,657 and
$867,192,387, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$297,692,883, representing 30.8% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMCLTR
Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
10

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It is quoted in USD.
BCOMRBTR
Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPTD0	Citibank Bloomberg Commodity Index Total Return
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 4/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	27	$5,592,375	June – 2026	$(51,354)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	1-day SOFR / Annually	$121,504	$—	$121,504
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	1-day SOFR / Annually	408,936	(4,023)	404,913
12/23/27	USD	34,600,000	centrally cleared	4.106% Annually	1-day SOFR / Annually	251,757	—	251,756
						$782,197	$(4,023)	$778,173

11

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
7/17/26	USD	7,216,578 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	$20,386	$—	$20,386
8/10/26	USD	5,351,630 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	15,612	—	15,612
8/17/26	USD	9,552,429 (Short)	Goldman Sachs International	3 month T-Bill - 0.06%	BCOMPBTR (floating rate)	27,671	—	27,671
11/02/26	USD	23,870,667 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate) BBG	66,408	—	66,408
11/09/26	USD	8,574,348 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.03%	BCOMCTTR (floating rate)	224,489	—	224,489
12/21/26	USD	4,907,651 (Short)	Merrill Lynch International	3 month T-Bill - 0.02%	BCOMSMT (floating rate)	14,468	—	14,468
1/29/27	USD	23,860,434 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMHOTR (floating rate)	68,060	—	68,060
1/29/27	USD	137,015,477 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	6,682,935	—	6,682,935
2/22/27	USD	14,929,810 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.03%	BCOMCTTR (floating rate)	390,885	—	390,885
4/02/27	USD	14,775,032 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMSBTR (floating rate)	47,170	—	47,170
5/07/27	USD	7,098,512 (Short)	Merrill Lynch International	3 month T-Bill - 0.04%	BCOMPBTR (floating rate)	13,122	—	13,122
5/07/27	USD	12,013,844 (Short)	Merrill Lynch International	3 month T-Bill - 0.04%	BCOMWHTR (floating rate)	20,617	—	20,617
						$7,591,823	$—	$7,591,823
Liability Derivatives
Total Return Swaps
7/06/26	USD	14,299,464 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.10%	$(42,296)	$—	$(42,296)
8/10/26	USD	33,261,415 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(99,528)	—	(99,528)
9/08/26	USD	53,529,102 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(158,261)	—	(158,261)
9/08/26	USD	28,723,968 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(85,835)	—	(85,835)
9/08/26	USD	53,529,102 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(157,834)	—	(157,834)
9/30/26	USD	6,835,235 (Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.08%	(20,612)	—	(20,612)
10/09/26	USD	59,877,172 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(176,547)	—	(176,547)
12

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
10/09/26	USD	48,897,824 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	$(163,213)	$—	$(163,213)
10/09/26	USD	59,877,172 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(176,547)	—	(176,547)
10/09/26	USD	58,575,494 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(172,712)	—	(172,712)
10/12/26	USD	21,423,638 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(57,594)	—	(57,594)
12/11/26	USD	13,555,057 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.07%	(36,172)	—	(36,172)
12/11/26	USD	128,576,797 (Long)	Citibank N.A.	CVICPTD0 (floating rate) (b)	3 month T-Bill + 0.11%	(378,302)	—	(378,302)
1/15/27	USD	31,244,284 (Long	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(104,287)	—	(104,287)
1/15/27	USD	6,006,539 (Long)	Merrill Lynch International	BCOMGCTR (floating rate)	3 month T-Bill + 0.05%	(18,497)	—	(18,497)
1/15/27	USD	24,415,281 (Long)	JPMorgan Chase Bank N.A.	BCOMCLTR (floating rate)	3 month T-Bill + 0.07%	(68,188)	—	(68,188)
3/01/27	USD	40,112,485 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(119,862)	—	(119,862)
3/11/27	USD	32,563,278 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(97,303)	—	(97,303)
4/02/27	USD	8,413,050 (Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.10%	(25,507)	—	(25,507)
4/02/27	USD	8,284,892 (Long)	Morgan Stanley	BCOMPLTR (floating rate)	3 month T-Bill + 0.10%	(25,346)	—	(25,346)
4/09/27	USD	25,471,640 (Long)	Merrill Lynch International	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(76,114)	—	(76,114)
4/16/27	USD	52,775,345 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.075%	(155,402)	—	(155,402)
4/16/27	USD	52,299,188 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.09%	(155,859)	—	(155,859)
4/26/27	USD	93,260,943 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.085%	(277,556)	—	(277,556)
5/28/27	USD	10,000,000 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.09%	0	—	0
						$(2,849,374)	$—	$(2,849,374)
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $77,725,757 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
13

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $137,015,477*
Long Futures Contracts
Soybean Oil - July 2026	3.5%	4,763,206
Corn - July 2026	4.8%	6,555,094
Cocoa - July 2026	0.8%	1,153,807
WTI - June 2026	9.6%	13,139,921
Brent - July 2026	3.3%	4,580,290
Brent - September 2026	8.2%	11,172,927
Cotton - July 2026	1.6%	2,255,823
Gold - June 2026	3.4%	4,598,239
Gold - August 2026	9.3%	12,740,523
Copper Comex - July 2026	5.3%	7,244,282
Heating Oil - July 2026	3.4%	4,639,344
Coffee - July 2026	1.8%	2,473,403
Kansas Wheat - July 2026	1.9%	2,607,816
Aluminum - July 2026	3.7%	5,011,341
Live Cattle - June 2026	0.9%	1,243,278
Live Cattle - August 2026	2.4%	3,347,425
Lean Hogs - June 2026	0.5%	638,355
Lean Hogs - July 2026	1.3%	1,802,987
Lead - July 2026	0.7%	1,008,023
Nickel - July 2026	2.0%	2,709,070
Zinc - July 2026	2.0%	2,675,501
Natural Gas - July 2026	6.1%	8,392,883
Gas Oil - July 2026	4.5%	6,185,153
Soybeans - July 2026	4.9%	6,695,261
Sugar - June 2026	2.3%	3,211,917
Silver - July 2026	3.1%	4,197,195
Soybean Meal - July 2026	2.5%	3,417,988
Wheat - July 2026	2.7%	3,733,124
Gasoline RBOB - June 2026	3.5%	4,821,301
	100.0%	137,015,477
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPTDO Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPTDO:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $128,576,797*
Long Futures Contracts
Soybean Oil - July 2026	3.4%	4,412,627
Corn - July 2026	4.5%	5,831,343
Cocoa - July 2026	0.8%	1,009,585
WTI - July 2026	11.1%	14,295,554
Brent - September 2026	11.8%	15,199,320
Cotton - July 2026	1.5%	1,956,425
Gold - August 2026	11.8%	15,154,575
Copper Comex - July 2026	5.0%	6,448,384
Heating Oil - July 2026	3.9%	5,034,810
Coffee - July 2026	1.8%	2,289,696
Kansas Wheat - July 2026	1.9%	2,383,814
Aluminum - July 2026	3.5%	4,511,888
Live Cattle - August 2026	3.2%	4,175,274
Lean Hogs - July 2026	1.7%	2,164,462
Lead - July 2026	0.7%	880,494
14

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $128,576,797*
Nickel - July 2026	1.9%	2,417,758
Zinc - July 2026	1.8%	2,375,971
Natural Gas - July 2026	5.4%	6,894,674
Gasoil - July 2026	5.5%	7,100,654
Soybeans - July 2026	4.7%	5,981,521
Sugar - July 2026	2.3%	2,912,007
Silver - July 2026	2.9%	3,706,869
Soybean Meal - July 2026	2.4%	3,085,843
Wheat - July 2026	2.7%	3,415,257
Gasoline RBOB - July 2026	3.8%	4,937,992
	100.0%	$128,576,797
See Notes to Consolidated Financial Statements
15

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Statement of
Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $873,651,999)	$867,192,387
Investments in affiliated issuers, at value (identified cost, $64,097,214)	64,105,657
Cash	1,025,999
Receivables for
Due from uncleared swap brokers	45,194,497
Net daily variation margin on open cleared swap agreements	40,321
Net daily variation margin on open futures contracts	4,649
Investments sold	3,714
Fund shares sold	154,832
Interest	6,583,004
Uncleared swaps, at value	7,591,824
Other assets	1,577
Total assets	$991,898,461
Liabilities
Payables for
Distributions	$83
Due to uncleared swap brokers	8,250,960
When-issued investments purchased	8,969,017
Fund shares reacquired	5,859,319
Uncleared swaps, at value	2,849,373
Payable to affiliates
Investment adviser	38,749
Administrative services fee	768
Shareholder servicing costs	17,586
Distribution and service fees	240
Payable for independent Trustees' compensation	3,252
Accrued expenses and other liabilities	96,353
Total liabilities	$26,085,700
Net assets	$965,812,761
Net assets consist of
Paid-in capital	$1,411,573,154
Total distributable earnings (loss)	(445,760,393)
Net assets	$965,812,761
Shares of beneficial interest outstanding	212,912,696

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,118,800	2,902,827	$4.52
Class B	104,039	23,057	4.51
Class C	745,524	166,241	4.48
Class I	42,137,736	9,267,344	4.55
Class R1	97,444	21,540	4.52
Class R2	354,278	78,666	4.50
Class R3	339,283	75,064	4.52
Class R4	104,404	23,028	4.53
Class R6	908,811,253	200,354,929	4.54

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $4.80 [100 / 94.25 x $4.52]. Redemption price per share was equal to the net asset value per share for Classes I,
R1, R2, R3, R4, and R6.

See Notes to Consolidated Financial Statements
16

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Statement of
Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Interest	$19,865,669
Dividends from affiliated issuers	1,075,414
Other	119
Total investment income	$20,941,202
Expenses
Management fee	$3,532,354
Distribution and service fees	17,892
Shareholder servicing costs	30,266
Administrative services fee	67,173
Independent Trustees' compensation	9,849
Custodian fee	37,272
Shareholder communications	8,623
Audit and tax fees	52,681
Legal fees	9,440
Miscellaneous	129,027
Total expenses	$3,894,577
Reduction of expenses by investment adviser and distributor	(64,164)
Net expenses	$3,830,413
Net investment income (loss)	$17,110,789
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$309,115
Affiliated issuers	(9,319)
Futures contracts	733
Swap agreements	241,494,523
Net realized gain (loss)	$241,795,052
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,306,928)
Affiliated issuers	(2,681)
Futures contracts	(50,479)
Swap agreements	7,608,869
Net unrealized gain (loss)	$(3,751,219)
Net realized and unrealized gain (loss)	$238,043,833
Change in net assets from operations	$255,154,622
See Notes to Consolidated Financial Statements
17

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Statements of
Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$17,110,789	$34,429,052
Net realized gain (loss)	241,795,052	96,228,952
Net unrealized gain (loss)	(3,751,219)	6,991,020
Change in net assets from operations	$255,154,622	$137,649,024
Total distributions to shareholders	$(130,001,575)	$(29,999,086)
Change in net assets from fund share transactions	$(89,587,666)	$(51,349,769)
Total change in net assets	$35,565,381	$56,300,169
Net assets
At beginning of period	930,247,380	873,947,211
At end of period	$965,812,761	$930,247,380
See Notes to Consolidated Financial Statements
18

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.03	$3.58	$3.64	$4.80	$7.02	$4.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.13	$0.11	$0.02	$0.00 (w)
Net realized and unrealized gain (loss)	0.99	0.43	(0.12)	(0.24)	0.15	2.21
Total from investment operations	$1.06	$0.56	$0.01	$(0.13)	$0.17	$2.21
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.11)	$(0.07)	$(1.03)	$(2.39)	$(0.04)
Net asset value, end of period (x)	$4.52	$4.03	$3.58	$3.64	$4.80	$7.02
Total return (%) (r)(s)(t)(x)	30.14 (n)	16.00	0.19	(3.10)	7.71	45.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16 (a)	1.16	1.16	1.15	1.17	1.15
Expenses after expense reductions	1.15 (a)	1.14	1.15	1.14	1.15	1.14
Net investment income (loss)	3.29 (a)	3.53	3.62	2.86	0.37	0.07
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$13,119	$9,108	$8,192	$10,166	$15,080	$4,921

Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.01	$3.56	$3.61	$4.77	$6.96	$4.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.10	$0.08	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.99	0.43	(0.11)	(0.25)	0.18	2.20
Total from investment operations	$1.04	$0.53	$(0.01)	$(0.17)	$0.15	$2.16
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.08)	$(0.04)	$(0.99)	$(2.34)	$(0.01)
Net asset value, end of period (x)	$4.51	$4.01	$3.56	$3.61	$4.77	$6.96
Total return (%) (r)(s)(t)(x)	29.58 (n)	15.18	(0.38)	(4.08)	7.08	44.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91 (a)	1.91	1.91	1.90	1.91	1.89
Expenses after expense reductions	1.90 (a)	1.89	1.89	1.88	1.90	1.88
Net investment income (loss)	2.54 (a)	2.78	2.88	2.12	(0.50)	(0.65)
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$104	$92	$75	$92	$112	$98

See Notes to Consolidated Financial Statements
19

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.99	$3.54	$3.59	$4.73	$6.94	$4.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.10	$0.08	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.99	0.43	(0.13)	(0.23)	0.17	2.19
Total from investment operations	$1.04	$0.53	$(0.03)	$(0.15)	$0.14	$2.15
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.08)	$(0.02)	$(0.99)	$(2.35)	$(0.01)
Net asset value, end of period (x)	$4.48	$3.99	$3.54	$3.59	$4.73	$6.94
Total return (%) (r)(s)(t)(x)	29.58 (n)	15.25	(0.74)	(3.72)	6.94	44.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91 (a)	1.91	1.91	1.90	1.91	1.90
Expenses after expense reductions	1.90 (a)	1.90	1.90	1.89	1.90	1.88
Net investment income (loss)	2.54 (a)	2.78	2.87	2.09	(0.49)	(0.66)
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$746	$530	$373	$514	$1,444	$1,095

Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.06	$3.60	$3.67	$4.83	$7.04	$4.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.14	$0.12	$0.03	$0.02
Net realized and unrealized gain (loss)	1.00	0.44	(0.13)	(0.24)	0.16	2.21
Total from investment operations	$1.07	$0.58	$0.01	$(0.12)	$0.19	$2.23
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.12)	$(0.08)	$(1.04)	$(2.40)	$(0.05)
Net asset value, end of period (x)	$4.55	$4.06	$3.60	$3.67	$4.83	$7.04
Total return (%) (r)(s)(t)(x)	30.25 (n)	16.50	0.25	(2.79)	8.05	46.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.91	0.91	0.90	0.92	0.90
Expenses after expense reductions	0.90 (a)	0.90	0.90	0.89	0.90	0.89
Net investment income (loss)	3.54 (a)	3.77	3.87	3.11	0.57	0.30
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$42,138	$36,310	$16,789	$12,576	$18,905	$6,029

See Notes to Consolidated Financial Statements
20

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R1	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.03	$3.56	$3.63	$4.78	$6.97	$4.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.10	$0.08	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.98	0.43	(0.13)	(0.24)	0.18	2.20
Total from investment operations	$1.05	$0.55	$(0.03)	$(0.16)	$0.15	$2.16
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.08)	$(0.04)	$(0.99)	$(2.34)	$—
Net asset value, end of period (x)	$4.52	$4.03	$3.56	$3.63	$4.78	$6.97
Total return (%) (r)(s)(t)(x)	29.92 (n)	15.80	(0.76)	(3.87)	7.07	44.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16 (a)	1.46	1.91	1.89	1.91	1.89
Expenses after expense reductions	1.15 (a)	1.44	1.90	1.88	1.90	1.88
Net investment income (loss)	3.29 (a)	3.23	2.88	2.13	(0.50)	(0.63)
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$97	$75	$65	$65	$68	$63

Class R2	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.01	$3.56	$3.63	$4.80	$7.00	$4.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.12	$0.10	$0.00 (w)	$(0.01)
Net realized and unrealized gain (loss)	0.99	0.43	(0.13)	(0.24)	0.17	2.20
Total from investment operations	$1.05	$0.55	$(0.01)	$(0.14)	$0.17	$2.19
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.10)	$(0.06)	$(1.03)	$(2.37)	$(0.02)
Net asset value, end of period (x)	$4.50	$4.01	$3.56	$3.63	$4.80	$7.00
Total return (%) (r)(s)(t)(x)	29.89 (n)	15.79	(0.19)	(3.44)	7.61	45.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41 (a)	1.41	1.41	1.40	1.41	1.39
Expenses after expense reductions	1.40 (a)	1.39	1.40	1.39	1.40	1.38
Net investment income (loss)	3.04 (a)	3.28	3.37	2.66	0.06	(0.13)
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$354	$279	$298	$311	$134	$64

See Notes to Consolidated Financial Statements
21

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R3	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.04	$3.58	$3.65	$4.81	$7.02	$4.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.13	$0.11	$0.01	$0.01
Net realized and unrealized gain (loss)	0.99	0.44	(0.13)	(0.24)	0.17	2.20
Total from investment operations	$1.06	$0.57	$0.00	$(0.13)	$0.18	$2.21
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.11)	$(0.07)	$(1.03)	$(2.39)	$(0.03)
Net asset value, end of period (x)	$4.52	$4.04	$3.58	$3.65	$4.81	$7.02
Total return (%) (r)(s)(t)(x)	29.99 (n)	16.29	0.00	(3.16)	7.75	46.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16 (a)	1.17	1.16	1.14	1.16	1.14
Expenses after expense reductions	1.15 (a)	1.15	1.15	1.13	1.15	1.13
Net investment income (loss)	3.29 (a)	3.50	3.62	2.88	0.25	0.12
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$339	$249	$68	$68	$70	$65

Class R4	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.05	$3.59	$3.66	$4.82	$7.03	$4.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.14	$0.12	$0.03	$0.02
Net realized and unrealized gain (loss)	0.99	0.44	(0.13)	(0.24)	0.16	2.21
Total from investment operations	$1.06	$0.58	$0.01	$(0.12)	$0.19	$2.23
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.12)	$(0.08)	$(1.04)	$(2.40)	$(0.05)
Net asset value, end of period (x)	$4.53	$4.05	$3.59	$3.66	$4.82	$7.03
Total return (%) (r)(s)(t)(x)	30.04 (n)	16.54	0.26	(2.84)	8.07	46.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.90	0.91	0.89	0.91	0.89
Expenses after expense reductions	0.90 (a)	0.89	0.89	0.88	0.90	0.88
Net investment income (loss)	3.54 (a)	3.78	3.87	3.12	0.50	0.37
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$104	$80	$69	$69	$71	$65

See Notes to Consolidated Financial Statements
22

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$4.05	$3.59	$3.66	$4.83	$7.04	$4.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.14	$0.12	$0.03	$0.03
Net realized and unrealized gain (loss)	1.00	0.43	(0.13)	(0.25)	0.17	2.20
Total from investment operations	$1.07	$0.58	$0.01	$(0.13)	$0.20	$2.23
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.12)	$(0.08)	$(1.04)	$(2.41)	$(0.05)
Net asset value, end of period (x)	$4.54	$4.05	$3.59	$3.66	$4.83	$7.04
Total return (%) (r)(s)(t)(x)	30.44 (n)	16.64	0.33	(2.94)	8.24	46.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.82	0.83	0.82	0.82	0.81
Expenses after expense reductions	0.80 (a)	0.81	0.81	0.81	0.80	0.80
Net investment income (loss)	3.64 (a)	3.87	3.95	3.20	0.54	0.46
Portfolio turnover rate	34 (n)	35	57	66	37	28
Net assets at end of period (000 omitted)	$908,811	$883,525	$848,018	$749,712	$722,934	$924,441

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Consolidated Financial Statements
23

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited)
(1) Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2026, the Subsidiary’s net assets were $183,209,407, which represented 19.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary
24

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$270,637,451	$—	$270,637,451
Non - U.S. Sovereign Debt	—	4,369,104	—	4,369,104
Municipal Bonds	—	3,243,109	—	3,243,109
U.S. Corporate Bonds	—	259,458,854	—	259,458,854
Residential Mortgage-Backed Securities	—	32,882,461	—	32,882,461
Commercial Mortgage-Backed Securities	—	22,354,646	—	22,354,646
Asset-Backed Securities (including CDOs)	—	116,507,154	—	116,507,154
Foreign Bonds	—	125,477,825	—	125,477,825
Short-Term Securities	—	32,261,783	—	32,261,783
Investment Companies	64,105,657	—	—	64,105,657
Total	$64,105,657	$867,192,387	$—	$931,298,044

Other Financial Instruments
Futures Contracts – Liabilities	$(51,354)	$—	$—	$(51,354)
Swap Agreements – Assets	—	8,369,996	—	8,369,996
Swap Agreements – Liabilities	—	(2,849,374)	—	(2,849,374)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
25

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(51,354)
Interest Rate	Cleared Swap Agreements	778,173	—
Commodity	Uncleared Swap Agreements	7,591,823	(2,849,374)
Total		$8,369,996	$(2,900,728)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$733	$—
Commodity	—	241,494,523
Total	$733	$241,494,523
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(50,479)	$(230,033)
Commodity	—	7,838,902
Total	$(50,479)	$7,608,869
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's
26

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2026:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$4,649	$—
Uncleared Swaps, at value	7,591,823	(2,849,374)
Cleared Swap Agreements (a)	40,321	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$7,636,793	$(2,849,374)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	44,970	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$7,591,823	$(2,849,374)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at April 30, 2026:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$20,386	$(20,386)	$—	$—	$—
Goldman Sachs International	141,249	(141,249)	—	—	—
JPMorgan Chase Bank N.A.	683,434	(593,431)	—	(90,003)	—
Merrill Lynch International	6,731,142	(298,991)	—	—	6,432,151
Morgan Stanley	15,612	(15,612)	—	—	—
Total	$7,591,823	$(1,069,669)	$—	$(90,003)	$6,432,151
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at April 30, 2026:
27

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(952,266)	$20,386	$931,880	$—	$—
Goldman Sachs International	(937,044)	141,249	795,795	—	—
JPMorgan Chase Bank N.A.	(593,431)	593,431	—	—	—
Merrill Lynch International	(298,991)	298,991	—	—	—
Morgan Stanley	(67,642)	15,612	52,030	—	—
Total	$(2,849,374)	$1,069,669	$1,779,705	$—	$—
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund
28

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Consolidated Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair
29

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Consolidated Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and derivative transactions.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$29,999,086
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$931,043,571
Gross appreciation	3,162,034
Gross depreciation	(2,907,561)
Net unrealized appreciation (depreciation)	$254,473
As of 10/31/25
Undistributed ordinary income	124,541,459
Capital loss carryforwards	(117,898,158)
Other temporary differences	(211,598,908)
Net unrealized appreciation (depreciation)	(365,957,833)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
30

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(84,662,708)
Long-Term	(33,235,450)
Total	$(117,898,158)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$1,278,044	$243,821
Class B	12,390	1,606
Class C	75,558	7,848
Class I	5,181,259	557,929
Class R1	10,486	1,479
Class R2	37,692	8,223
Class R3	35,521	2,043
Class R4	11,497	2,242
Class R6	123,359,128	29,173,895
Total	$130,001,575	$29,999,086
(3) Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $64,146, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,695 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
31

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$13,062
Class B	0.75%	0.25%	1.00%	1.00%	484
Class C	0.75%	0.25%	1.00%	1.00%	3,120
Class R1	0.75%	0.25%	1.00%	0.25%	105
Class R2	0.25%	0.25%	0.50%	0.50%	766
Class R3	—	0.25%	0.25%	0.25%	355
Total Distribution and Service Fees					$17,892
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, this rebate amounted to $18 for Class A shares and is included in the reduction of total expenses in the Consolidated Statement of Operations. For the six months ended April 30, 2026, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$3
Class B	—
Class C	32
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $3,565, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,701.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2026, MFS held approximately 93% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 and Class R4.
32

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$118,309,648	$156,348,361
Non-U.S. Government securities	123,187,184	86,156,373
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	554,767	$2,241,896	538,897	$2,018,694
Class B	—	—	2,371	8,755
Class C	44,605	180,610	70,046	260,734
Class I	702,430	2,845,270	5,793,147	21,702,388
Class R2	3,227	12,635	7,287	27,349
Class R3	3,499	14,149	42,180	161,813
Class R6	1,825,843	7,390,511	24,519,658	90,537,610
	3,134,371	$12,685,071	30,973,586	$114,717,343
Shares issued to shareholders in reinvestment of distributions
Class A	359,168	$1,278,044	69,696	$243,821
Class B	3,486	12,390	476	1,606
Class C	21,365	75,558	2,320	7,848
Class I	1,447,290	5,181,259	157,203	557,929
Class R1	2,945	10,486	418	1,479
Class R2	10,617	37,692	2,330	8,223
Class R3	9,978	35,521	577	2,043
Class R4	3,220	11,497	633	2,242
Class R6	34,554,378	123,359,128	8,241,213	29,173,895
	36,412,447	$130,001,575	8,474,866	$29,999,086
Shares reacquired
Class A	(271,041)	$(1,075,967)	(639,005)	$(2,371,838)
Class B	(3,413)	(13,570)	(1,061)	(3,968)
Class C	(32,442)	(128,977)	(44,946)	(162,943)
Class I	(1,833,149)	(7,595,194)	(1,663,653)	(6,283,847)
Class R2	(4,722)	(19,614)	(23,849)	(89,676)
Class R3	(66)	(264)	(24)	(93)
Class R6	(54,195,838)	(223,440,726)	(50,483,515)	(187,153,833)
	(56,340,671)	$(232,274,312)	(52,856,053)	$(196,066,198)
33

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	642,894	$2,443,973	(30,412)	$(109,323)
Class B	73	(1,180)	1,786	6,393
Class C	33,528	127,191	27,420	105,639
Class I	316,571	431,335	4,286,697	15,976,470
Class R1	2,945	10,486	418	1,479
Class R2	9,122	30,713	(14,232)	(54,104)
Class R3	13,411	49,406	42,733	163,763
Class R4	3,220	11,497	633	2,242
Class R6	(17,815,617)	(92,691,087)	(17,722,644)	(67,442,328)
	(16,793,853)	$(89,587,666)	(13,407,601)	$(51,349,769)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 29%, 21%, 16%, 8%, 3%, 3%, 3%, 2%, 2%, 1%, 1%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $2,112 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,719,286	$389,619,169	$366,220,798	$(9,319)	$(2,681)	$64,105,657

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,075,414	$—
34

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Commodity Strategy Fund. See the Consolidated Statement of Operations and Note 3 within the Consolidated Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
35

MFS Global Alternative Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Alternative Strategy Fund
Portfolio of Investments − 4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 75.9%
Aerospace & Defense – 1.8%
Aevex Corp. (a)	783	$23,686
Amprius Technologies, Inc. (a)	2,248	47,343
Axon Enterprise, Inc. (a)	351	141,018
Babcock International Group PLC	2,970	44,389
Boeing Co. (a)	2,801	641,513
BWX Technologies, Inc.	568	122,910
CACI International, Inc., “A” (a)	249	129,365
Curtiss-Wright Corp.	489	352,178
Ducommun, Inc. (a)	175	24,838
General Dynamics Corp.	878	302,295
General Electric Co.	1,218	353,135
Hexcel Corp.	1,613	151,412
Howmet Aerospace, Inc.	2,012	488,996
Karman Holdings, Inc. (a)	435	29,571
KBR, Inc.	905	33,928
L3Harris Technologies, Inc.	247	79,176
Leidos Holdings, Inc.	362	54,018
Leonardo DRS, Inc.	2,470	100,356
Mirion Technologies, Inc. (a)	3,302	65,214
MTU Aero Engines Holding AG	639	219,807
RBC Bearings, Inc. (a)	241	144,381
RTX Corp.	390	68,667
Singapore Technologies Engineering Ltd.	13,300	112,801
Standard Aero, Inc. (a)	2,994	74,431
Thales S.A.	367	100,748
Woodward, Inc.	225	81,673
York Space Systems, Inc. (a)(l)	691	22,914
		$4,010,763
Alcoholic Beverages – 0.6%
Brown-Forman Corp., “B”	1,337	$34,455
Carlsberg Group	573	77,592
China Resources Beer Holdings Co. Ltd.	34,000	117,097
Davide Campari-Milano N.V.	9,362	69,223
Heineken N.V.	7,329	567,455
Pernod Ricard S.A.	7,103	523,862
		$1,389,684
Apparel, Footwear, & Accessories – 0.6%
Birkenstock Holding PLC (a)(l)	3,077	$119,203
Burberry Group PLC (a)	1,437	22,722
Columbia Sportswear Co.	1,255	76,454
Compagnie Financiere Richemont S.A.	1,878	358,409
LVMH Moet Hennessy Louis Vuitton SE	1,153	610,843
Wolverine World Wide, Inc.	1,492	25,394
		$1,213,025
DTRFS-SEM

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Auto & Auto Components – 0.6%
Aptiv PLC (a)	1,042	$62,791
Atmus Filtration Technologies, Inc.	738	46,789
Carvana Co. (a)	510	201,858
Compagnie Generale des Etablissements Michelin	1,482	53,791
Goodyear Tire & Rubber Co. (a)	4,280	30,302
Group 1 Automotive, Inc.	171	61,025
LKQ Corp.	1,720	54,318
Modine Manufacturing Co. (a)	422	107,454
Niterra Co. Ltd.	2,800	151,402
Shimano, Inc.	2,500	262,128
Suzuki Motor Corp.	7,200	80,414
Tesla, Inc. (a)	379	144,638
Visteon Corp.	826	92,272
		$1,349,182
Brokerage & Asset Managers – 1.6%
Ameriprise Financial, Inc. (f)	1,595	$757,290
Ares Management Co.	715	83,941
Carlyle Group, Inc.	3,438	172,141
Charles Schwab Corp.	612	56,084
CVC Capital Partners PLC (l)	5,012	76,344
GCM Grosvenor, Inc., “A”	2,965	32,378
Interactive Brokers Group, Inc.	3,174	252,333
KKR & Co., Inc.	3,699	385,953
LPL Financial Holdings, Inc.	1,008	336,803
Northern Trust Corp.	6,455	1,073,725
PJT Partners, Inc.	529	80,799
Raymond James Financial, Inc.	581	91,984
Ridgepost Capital, Inc.	4,487	35,582
TPG, Inc.	868	37,862
WisdomTree Investments, Inc.	2,903	49,351
		$3,522,570
Business Services – 0.8%
Accenture PLC, “A”	1,704	$304,522
Bunzl PLC	1,929	63,575
Cognizant Technology Solutions Corp., “A”	1,039	54,963
CoStar Group, Inc. (a)	665	23,016
Experian PLC	5,402	197,235
Fidelity National Information Services, Inc.	1,015	47,228
Fujitsu Ltd.	1,200	24,375
Global Payments, Inc.	924	66,491
GoDaddy, Inc. (a)	953	82,711
Intertek Group PLC	2,257	146,638
Nomura Research Institute Ltd.	7,500	202,048
NS Solutions Corp.	2,900	67,495
OBIC Co. Ltd.	5,300	139,904
Sodexo (l)	1,689	85,873
TransUnion	1,371	97,341
Zscaler, Inc. (a)	345	45,084
		$1,648,499

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.6%
Akzo Nobel N.V. (l)	715	$42,020
Albemarle Corp.	466	91,662
Ashland, Inc.	1,975	105,189
Avient Corp.	1,436	53,247
BioLife Solutions, Inc. (a)	2,765	58,286
Chemours Co.	1,093	29,456
Corteva, Inc.	4,415	357,659
Croda International PLC	3,439	134,699
DuPont de Nemours, Inc.	920	42,007
Eastman Chemical Co.	812	59,349
Element Solutions, Inc.	5,375	228,921
FUJIFILM Holdings Corp.	2,000	37,054
Linde PLC	2,573	1,289,433
Qnity Electronics, Inc.	322	45,293
Quaker Chemical Corp.	375	50,959
Shin-Etsu Chemical Co. Ltd.	2,400	111,836
Symrise AG	7,367	651,210
		$3,388,280
Conglomerates – 0.3%
Honeywell International, Inc.	2,526	$541,398
Construction – 1.3%
Allegion PLC	521	$71,627
Breedon Group PLC	24,265	101,677
Builders FirstSource, Inc. (a)	311	24,597
Compagnie de Saint-Gobain S.A.	3,516	321,176
CRH PLC	4,564	540,469
Equity Lifestyle Properties, Inc., REIT	1,004	63,543
Essex Property Trust, Inc., REIT	212	55,801
Ferguson Enterprises, Inc.	402	107,620
Independence Realty Trust, Inc., REIT	3,862	62,989
James Hardie Industries PLC (a)	5,066	106,335
James Hardie Industries PLC, GDR (a)	2,801	59,640
Knife River Corp. (a)	1,043	96,530
M/I Homes, Inc. (a)	414	54,437
Mid-America Apartment Communities, Inc., REIT	380	49,088
Mohawk Industries, Inc. (a)	395	41,696
Otis Worldwide Corp.	611	47,585
Pulte Homes, Inc.	692	84,673
QXO, Inc. (a)	5,313	106,632
Sika AG	255	47,373
Simpson Manufacturing Co., Inc.	374	71,333
Smith Douglas Homes Corp. (a)(l)	562	7,969
Stanley Black & Decker, Inc.	632	49,397
Taylor Morrison Home Corp. (a)	775	47,074
Techtronic Industries Co. Ltd.	18,000	262,140
Vulcan Materials Co.	1,396	421,229
		$2,902,630
Consumer Products – 1.0%
Beiersdorf AG	904	$74,884
Colgate-Palmolive Co. (f)	9,372	799,994
Haleon PLC	130,863	603,710

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
International Flavors & Fragrances, Inc.	669	$46,964
Kenvue, Inc.	5,387	94,434
Kimberly-Clark Corp.	2,983	293,617
Newell Brands, Inc.	10,628	43,362
Prestige Consumer Healthcare, Inc. (a)	1,081	60,882
Reckitt Benckiser Group PLC	2,966	188,803
Uni-Charm Corp.	10,300	60,009
		$2,266,659
Consumer Services – 0.4%
Covista, Inc. (a)	593	$68,326
Asante, Inc. (l)	9,100	86,515
Booking Holdings, Inc.	2,884	485,550
Grand Canyon Education, Inc. (a)	191	32,292
Meitec Group Holdings, Inc.	4,300	86,469
Phoenix Educations Partners, Inc.	821	23,004
Uber Technologies, Inc. (a)	570	42,528
		$824,684
Containers – 0.1%
Amcor PLC	1,081	$41,121
Avery Dennison Corp.	294	48,196
Graphic Packaging Holding Co.	3,280	31,258
Silgan Holdings, Inc.	1,133	45,943
Verallia (l)	2,471	59,280
		$225,798
Diversified Financial Services – 1.7%
B3 S.A. - Brasil Bolsa Balcao	174,500	$635,372
Bolsa Mexicana de Valores S.A. de C.V.	51,600	116,235
Bullish (a)(l)	636	23,996
CME Group, Inc.	177	50,944
Deutsche Boerse AG	1,995	612,519
GMO Payment Gateway, Inc.	1,000	49,939
Herc Holdings, Inc.	258	32,745
London Stock Exchange Group PLC	1,145	148,795
Mastercard, Inc., “A”	1,489	748,848
Miami International Holdings, Inc. (a)	799	37,146
Moody's Corp.	99	45,723
NASDAQ, Inc.	9,904	910,277
Riot Platforms, Inc. (a)	4,685	80,769
SLM Corp.	3,878	89,504
TMX Group Ltd.	4,223	172,234
		$3,755,046
Electrical Equipment – 2.5%
Advanced Drainage Systems, Inc.	273	$40,745
AMETEK, Inc.	370	87,135
Amphenol Corp., “A”	2,571	378,631
Arxis, Inc. (a)	733	25,655
Belden, Inc.	295	33,182
Corning, Inc.	592	97,230
Eaton Corp. PLC	696	301,375

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Emerson Electric Co.	275	$38,621
Hubbell, Inc.	281	142,796
Itron, Inc. (a)	303	25,391
Legrand S.A.	3,612	646,840
Littelfuse, Inc.	322	130,143
Mitsubishi Electric Corp.	19,000	762,997
nVent Electric PLC	1,592	227,497
Resideo Technologies, Inc. (a)	878	36,323
Schneider Electric SE	6,871	2,166,030
TE Connectivity PLC	202	42,755
TriMas Corp.	995	36,835
Versigent PLC (a)	348	12,170
Vontier Corp.	1,620	58,126
W.W. Grainger, Inc.	37	42,970
		$5,333,447
Energy - Independent – 2.6%
Aker BP ASA	9,099	$357,182
Antero Resources Corp. (a)	2,757	108,240
California Resources Corp.	905	61,775
Chord Energy Corp.	328	47,757
ConocoPhillips (s)	3,942	495,825
Core Natural Resources, Inc.	422	37,870
Diamondback Energy, Inc.	441	90,683
Eni S.p.A.	5,413	152,974
EOG Resources, Inc.	3,047	428,317
EQT Corp.	287	17,243
Expand Energy Corp.	1,497	152,918
Exxon Mobil Corp.	4,630	714,548
Marathon Petroleum Corp.	820	203,598
Matador Resources Co.	1,698	107,721
Peabody Energy Corp.	2,071	55,213
Permian Resources Corp.	7,708	166,647
Phillips 66	1,895	339,489
Reliance Industries Ltd.	30,327	459,269
TotalEnergies SE	10,529	979,815
Valero Energy Corp. (s)	1,945	491,268
Viper Energy, Inc., “A”	1,245	61,478
		$5,529,830
Energy - Renewables – 0.6%
AES Corp.	13,129	$189,714
Bloom Energy Corp. (a)	350	99,176
GE Vernova, Inc.	1,009	1,093,211
		$1,382,101
Engineering - Construction – 1.1%
Comfort Systems USA, Inc.	206	$379,091
EMCOR Group, Inc.	432	385,201
Jacobs Solutions, Inc.	504	65,223
JGC Holdings Corp.	10,600	163,069
Legence Corp., “A” (a)	2,282	198,443
MYR Group, Inc. (a)	144	58,293
Primoris Services Corp.	668	121,008

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – continued
Prologis Property Mexico S.A. de C.V., REIT	28,068	$128,430
Quanta Services, Inc.	614	446,851
Taisei Corp.	3,500	382,204
TopBuild Corp. (a)	335	148,304
		$2,476,117
Entertainment & Leisure – 1.0%
Brunswick Corp.	5,704	$453,183
Corsair Gaming, Inc. (a)	5,510	37,413
CTS Eventim AG	1,028	67,746
Live Nation Entertainment, Inc. (a)	1,803	284,766
Patrick Industries, Inc.	817	75,981
Roblox Corp., “A” (a)	2,509	138,647
Sony Group Corp.	5,600	111,966
Take-Two Interactive Software, Inc. (a)	1,378	294,561
Tencent Holdings Ltd.	11,100	673,937
VTech Holdings Ltd.	11,400	87,765
		$2,225,965
Food & Beverages – 1.5%
Ajinomoto Co., Inc.	1,900	$61,774
Campbell Soup Co. (l)	881	18,316
Chocoladefabriken Lindt & Sprungli AG	20	245,089
Cranswick PLC	1,294	94,908
General Mills, Inc.	2,808	99,150
Ingredion, Inc.	3,636	406,287
Mondelez International, Inc.	411	25,252
Monster Worldwide, Inc. (a)	5,650	435,445
Morinaga & Co. Ltd.	6,500	111,105
Nestle S.A.	9,121	925,131
Nomad Foods Ltd.	3,539	34,399
Novozymes A.S.	798	48,992
Once Upon a Farm PBC (a)	1,394	21,259
PepsiCo, Inc.	317	50,241
S Foods, Inc.	4,200	76,493
Toyo Suisan Kaisha Ltd.	6,000	413,529
Tyson Foods, Inc., “A”	967	61,956
Utz Brands, Inc.	2,344	18,658
		$3,147,984
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	2,874	$48,427
Alimentation Couche-Tard, Inc.	366	21,653
BIM Birlesik Magazalar A.S.	6,029	99,165
Jeronimo Martins SGPS S.A.	6,525	156,852
JM Holdings Co. Ltd. (l)	10,400	90,478
Paltac Corp.	2,800	82,718
Sundrug Co. Ltd.	3,100	74,710
		$574,003

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.1%
International Paper Co.	1,653	$50,284
Suzano Papel e Celulose S.A., ADR	11,320	100,409
		$150,693
Global Systemically Important Banks – 2.3%
Bank of America Corp.	1,440	$76,983
Bank of New York Mellon Corp.	5,376	722,373
Barclays PLC	27,554	160,915
BNP Paribas S.A.	1,433	150,816
Citigroup, Inc.	14,006	1,792,488
ING Groep N.V.	5,515	159,962
JPMorgan Chase & Co.	2,361	739,536
Mizuho Financial Group, Inc.	7,600	329,468
Morgan Stanley	3,359	640,192
Toronto-Dominion Bank	1,479	159,327
UBS Group AG	3,148	140,257
		$5,072,317
Hardware, Peripherals, & Assembly – 3.5%
Amadeus IT Group S.A.	11,347	$652,553
Apple, Inc. (f)	18,857	5,116,847
Arista Networks, Inc. (a)	420	72,538
Box, Inc., “A” (a)	2,648	64,082
CDW Corp.	294	40,252
Digi International, Inc. (a)	940	52,678
Hitachi Ltd.	18,800	591,197
Insight Enterprises, Inc. (a)	395	28,795
IonQ, Inc. (a)(l)	1,214	54,776
NEC Corp.	2,500	66,761
Q2 Holdings, Inc. (a)	545	27,659
Samsung Electronics Co. Ltd.	784	118,942
Seagate Technology Holdings PLC	806	542,954
Venture Corp. Ltd.	12,200	155,474
Zebra Technologies Corp., “A” (a)	171	38,690
		$7,624,198
Health Maintenance Organizations – 0.9%
Centene Corp. (a)	5,091	$273,336
Cigna Group (f)	4,448	1,292,500
Humana, Inc.	1,857	439,069
		$2,004,905
Insurance – 2.3%
AIA Group Ltd.	71,000	$781,984
Allstate Corp.	838	182,064
American International Group, Inc.	837	62,608
Aon PLC	1,811	564,398
Assurant, Inc.	321	75,843
AXIS Capital Holdings Ltd.	483	48,498
Beazley PLC	2,446	42,470
Brown & Brown, Inc.	590	35,489
Chubb Ltd.	186	60,822
Corebridge Financial, Inc.	1,962	54,033

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Equitable Holdings, Inc.	15,295	$645,449
Everest Group Ltd.	149	53,157
Hanover Insurance Group, Inc.	435	81,645
Hartford Insurance Group, Inc.	797	109,038
Hiscox Ltd.	4,626	97,823
Lincoln National Corp.	2,766	104,582
Marsh & McLennan Cos., Inc.	2,633	441,580
Progressive Corp.	2,858	575,258
Samsung Fire & Marine Insurance Co. Ltd.	119	37,070
Selective Insurance Group, Inc.	601	50,454
Sompo Holdings, Inc.	2,700	100,381
Steadfast Group Ltd.	23,257	71,718
Stewart Information Services Corp.	583	40,804
Unipol Gruppo S.p.A.	7,067	184,596
Voya Financial, Inc.	712	58,356
Willis Towers Watson PLC	1,492	382,250
		$4,942,370
Interactive Media Services – 3.4%
Alphabet, Inc., “A” (f)	10,054	$3,868,779
Alphabet, Inc., “C”	4,043	1,544,184
AppLovin Corp. (a)	598	266,917
Meta Platforms, Inc., “A” (f)	2,847	1,742,108
		$7,421,988
Machinery & Tools – 4.0%
AGCO Corp.	7,643	$924,956
Albany International Corp.	1,084	62,915
Alliance Laundry Holdings, Inc. (a)	1,577	40,008
Assa Abloy AB (l)	30,307	1,159,740
Atlas Copco AB (l)	5,524	106,848
Azbil Corp.	9,700	86,695
Caterpillar, Inc.	299	266,143
CNH Industrial N.V.	23,160	248,044
Crane Co.	296	52,608
Daikin Industries Ltd.	400	56,995
Donaldson Co., Inc.	1,757	154,915
ESAB Corp.	646	63,482
Finning International, Inc.	1,205	88,249
Flowserve Corp.	2,182	160,682
GEA Group AG	14,713	1,007,583
Hayward Holdings, Inc. (a)	3,564	53,496
Hillman Solutions Corp. (a)	5,930	48,389
Illinois Tool Works, Inc. (s)	1,092	281,747
IMI PLC	8,584	328,622
Ingersoll Rand, Inc.	1,885	150,536
ITT, Inc.	225	48,226
Kadant, Inc.	107	31,365
Keyence Corp.	1,000	458,038
Lincoln Electric Holdings, Inc.	300	79,500
Nordson Corp.	275	79,324
PACCAR, Inc.	3,944	468,547
Pentair PLC	1,235	99,677
RB Global, Inc.	7,098	741,597

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Group PLC	5,648	$556,494
Terex Corp.	1,329	82,664
Timken Co.	454	50,344
Trane Technologies PLC	120	59,105
Trimble, Inc. (a)	2,027	136,458
Wabtec Corp.	1,564	422,108
Weir Group PLC	1,855	67,584
		$8,723,684
Media – 0.8%
NAVER Corp.	1,324	$190,189
Netflix, Inc. (a)	1,357	127,029
Nexstar Media Group, Inc.	511	106,359
Nippon Television Holdings, Inc.	4,200	80,098
Omnicom Group, Inc.	2,417	185,432
Roku, Inc. (a)	1,197	139,522
Spotify Technology S.A. (a)	1,034	461,733
Tencent Music Entertainment Group, ADR	7,198	66,006
TKO Group Holdings, Inc.	1,422	264,620
Wolters Kluwer N.V.	687	53,749
		$1,674,737
Medical & Health Technology & Services – 1.4%
Azenta, Inc. (a)	3,743	$91,965
Cencora, Inc.	176	54,210
Charles River Laboratories International, Inc. (a)	1,078	179,994
Doximity, Inc. (a)	1,945	47,536
GeneDX Holdings Corp. (a)	754	47,419
Guardant Health, Inc. (a)	621	54,077
HCA Healthcare, Inc.	516	224,176
Heartflow, Inc. (a)	1,074	31,962
ICON PLC (a)	258	30,529
Labcorp Holdings, Inc.	224	57,523
Lumexa Imaging Holdings, Inc. (a)(l)	2,649	25,351
M3, Inc. (l)	14,500	139,299
McKesson Corp. (f)	1,639	1,336,113
Minimed Group, Inc. (a)	2,243	27,679
Omega Healthcare Investors, Inc., REIT	6,194	290,932
Option Care Health, Inc. (a)	1,529	31,085
Schrodinger, Inc. (a)	4,322	51,691
Tempus AI, Inc. (a)(l)	413	22,913
Universal Health Services, Inc.	270	45,433
Ventas, Inc., REIT	857	75,296
Waystar Holding Corp. (a)	4,273	91,335
		$2,956,518
Medical Equipment – 2.3%
Abbott Laboratories	4,128	$374,781
Agilent Technologies, Inc.	2,041	235,838
Alcon, Inc.	762	57,089
AtriCure, Inc. (a)	1,087	30,556
Becton, Dickinson and Co.	3,259	485,721
Billiontoone, Inc., “A” (a)(l)	175	13,134
Bio-Techne Corp.	10,520	581,966

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Boston Scientific Corp. (a)	538	$30,994
Caris Life Sciences, Inc. (a)(l)	579	11,001
Ceribell, Inc. (a)	1,232	24,837
Concentra Group Holdings, Inc.	2,372	53,299
ConvaTec Group PLC	20,652	59,680
Cooper Companies, Inc. (a)	491	30,884
Danaher Corp.	1,234	220,824
Eiken Chemical Co. Ltd. (l)	7,200	141,650
Envista Holdings Corp. (a)	1,716	44,513
GE Healthcare Technologies, Inc.	486	29,568
Globus Medical, Inc. (a)	507	45,721
Integer Holdings Corp. (a)	1,706	150,998
iRhythm Technologies, Inc. (a)	364	47,014
Masimo Corp. (a)	1,160	206,979
Medline, Inc., “A” (a)	1,933	85,960
Medtronic PLC	2,548	206,312
Merit Medical Systems, Inc. (a)	1,222	83,316
Natera, Inc. (a)	1,393	287,181
PROCEPT BioRobotics Corp. (a)	997	23,968
Pulse Biosciences, Inc. (a)(l)	1,079	22,842
QIAGEN N.V.	6,645	226,441
Repligen Corp. (a)	1,218	144,102
Revvity, Inc.	407	35,254
Smith & Nephew PLC	8,352	129,067
STERIS PLC	803	174,155
Terumo Corp.	3,500	44,831
Thermo Fisher Scientific, Inc.	642	307,492
UFP Technologies, Inc. (a)	472	90,449
Waters Corp. (a)	820	253,569
		$4,991,986
Metals & Mining – 2.4%
Agnico Eagle Mines Ltd.	1,849	$347,694
Agnico Eagle Mines Ltd.	1,188	223,593
Alamos Gold, Inc.	2,096	83,633
ArcelorMittal S.A.	9,143	521,587
Aurubis AG	1,848	397,560
Franco-Nevada Corp.	6,965	1,606,870
Glencore PLC	79,476	615,637
Mitsui & Co. Ltd.	2,500	94,868
Northern Star Resources Ltd. Co.	1,864	28,487
Nucor Corp.	322	72,543
OR Royalties, Inc.	1,181	43,591
Rio Tinto PLC	1,079	107,887
SSR Mining, Inc. (a)	3,885	111,927
Teck Resources Ltd.	3,178	185,530
Uranium Energy Corp. (a)	4,067	60,558
Wheaton Precious Metals Corp.	4,735	598,102
		$5,100,067
Natural Gas - Pipeline – 0.4%
APA Group	18,995	$141,404
Cheniere Energy, Inc.	1,710	470,164
Plains GP Holdings LP	6,136	150,025

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – continued
Targa Resources Corp.	395	$102,732
		$864,325
Network & Telecom – 0.5%
Ciena Corp. (a)	305	$160,912
Qualcomm, Inc.	5,278	947,823
		$1,108,735
Non-Global Systemically Important Banks – 3.7%
AIB Group PLC	28,156	$320,584
American Express Co.	1,363	440,317
BancFirst Corp.	361	40,291
Banco Bilbao Vizcaya Argentaria S.A.	5,485	121,089
Banco Bradesco S.A., ADR	22,638	87,835
Bank of Ireland Group PLC	18,393	364,763
Berkshire Hills Bancorp, Inc.	1,746	49,813
BPER Banca S.p.A.	16,737	246,930
CaixaBank S.A.	24,122	307,669
Cathay General Bancorp, Inc.	1,393	78,050
Central Banco, Inc. (l)	2,147	58,012
Chiba Bank Ltd.	17,100	239,508
Columbia Banking System, Inc.	4,155	122,988
Credicorp Ltd.	1,739	563,732
CVB Financial Corp.	3,143	64,023
DBS Group Holdings Ltd.	10,840	500,065
East West Bancorp, Inc.	1,039	131,402
Eastern Bankshares, Inc.	3,253	65,808
Eurobank S.A.	17,765	76,728
Fifth Third Bancorp	3,308	167,914
First Hawaiian, Inc.	2,807	76,575
First Interstate BancSystem, Inc.	2,141	75,984
Hancock Whitney Corp.	1,093	73,788
HDFC Bank Ltd.	11,998	98,221
HDFC Bank Ltd., ADR	12,673	322,021
M&T Bank Corp.	397	86,796
Metropolitan Bank & Trust Co.	113,607	123,817
NatWest Group PLC	51,650	408,969
PNC Financial Services Group, Inc.	214	47,722
Popular, Inc.	4,479	673,328
Prosperity Bancshares, Inc.	1,752	122,027
Regions Financial Corp.	2,546	72,688
Resona Holdings, Inc.	31,500	393,272
Shizuoka Financial Group, Inc.	8,000	141,765
Simmons First National Corp.	1,475	31,359
Synchrony Financial (f)	14,472	1,102,766
Texas Capital Bancshares, Inc.	627	63,139
UMB Financial Corp.	485	61,193
United Community Bank, Inc.	2,094	69,793
		$8,092,744
Oil Services – 0.4%
Baker Hughes Co.	852	$59,359
Expro Group Holdings N.V. (a)	3,772	68,688
Oceaneering International, Inc. (a)	1,765	66,258

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
TechnipFMC PLC	7,625	$576,221
Tenaris S.A., ADR (l)	3,034	193,873
		$964,399
Pharmaceuticals & Biotechnology – 3.6%
ACADIA Pharmaceuticals, Inc. (a)	1,458	$32,732
Adaptive Biotechnologies Corp. (a)	2,573	36,279
Annexon, Inc. (a)	2,187	12,838
Ascendis Pharma A.S., ADR (a)	1,274	292,230
AstraZeneca PLC	4,768	906,493
Biogen, Inc. (a)	215	40,695
BioNTech SE, ADR (a)	257	26,587
Bristol-Myers Squibb Co.	22,515	1,364,184
CG Oncology, Inc. (a)	328	21,891
Cogent Biosciences, Inc. (a)	1,173	41,982
Collegium Pharmaceutical, Inc. (a)	2,901	97,851
CSL Ltd.	659	59,487
Cytokinetics, Inc. (a)	662	42,348
Daiichi Sankyo Co. Ltd.	17,700	293,668
Gilead Sciences, Inc.	6,521	853,208
Harmony Biosciences Holdings (a)	592	18,506
Immunocore Holdings PLC, ADR (a)	995	27,771
Incyte Corp. (a)	4,953	471,872
Ionis Pharmaceuticals, Inc. (a)	1,332	99,580
Johnson & Johnson (s)	4,120	946,982
Kiniksa Pharmaceuticals International PLC (a)	976	52,489
Kymera Therapeutics, Inc. (a)	425	34,455
Legend Biotech Corp., ADR (a)	1,379	32,434
Ligand Pharmaceuticals, Inc. (a)	856	196,409
Merck & Co., Inc.	957	104,485
Merck KGaA	618	79,821
Mirum Pharmaceuticals, Inc. (a)	464	45,152
Neurocrine Biosciences, Inc. (a)	224	29,494
Novartis AG	5,299	787,543
Oruka Therapeutics, Inc. (a)	659	45,082
Pfizer, Inc.	2,134	56,978
Praxis Precision Medicines, Inc. (a)	148	47,187
Roche Holding AG	932	381,583
Tarsus Pharmaceuticals, Inc. (a)	741	47,135
Ultragenyx Pharmaceutical, Inc. (a)	574	14,172
Veradermics, Inc. (a)	339	33,561
Vertex Pharmaceuticals, Inc. (a)	85	36,327
		$7,711,491
Pollution Control – 0.1%
GFL Environmental, Inc.	3,510	$140,786
Real Estate – 0.6%
Acadia Realty Trust, REIT	2,711	$58,612
Brixmor Property Group, Inc., REIT	2,456	73,901
CapitaLand Investment Ltd.	54,500	119,618
CBRE Group, Inc., “A” (a)	1,323	188,832
Cushman & Wakefield Ltd. (a)	2,867	40,253
Essential Properties Realty Trust, REIT	1,954	61,414

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Four Corners Property Trust, Inc., REIT	1,667	$42,625
Janus Living, Inc., “A”, REIT (a)	2,247	58,961
Jones Lang LaSalle, Inc. (a)	776	246,869
PennyMac Financial Services, Inc.	363	32,775
Simon Property Group, Inc., REIT	808	164,598
Urban Edge Properties, REIT	2,243	49,166
W.P. Carey, Inc., REIT	1,000	72,930
		$1,210,554
Real Estate - Storage & Office – 0.4%
Cousins Properties, Inc., REIT	1,907	$48,838
Extra Space Storage, Inc., REIT	516	73,958
Prologis, Inc., REIT	3,693	524,480
Rexford Industrial Realty, Inc., REIT	2,264	81,255
SmartStop Self Storage REIT	1,298	40,861
Terreno Realty Corp., REIT	1,410	91,932
		$861,324
Restaurants – 0.8%
Aramark	18,394	$840,422
Black Rock Coffee Bar, Inc., “A” (a)(l)	1,543	18,948
Chefs' Warehouse, Inc. (a)	2,202	170,875
Darden Restaurants, Inc.	219	43,923
Dutch Bros, Inc., “A” (a)	1,048	60,270
Greggs PLC (l)	4,079	84,201
Starbucks Corp.	1,756	184,960
SYSCO Corp.	758	56,630
U.S. Foods Holding Corp. (a)	1,686	157,624
Wingstop, Inc.	681	111,725
		$1,729,578
Retail & E-commerce – 2.9%
Amazon.com, Inc. (a)(f)	10,868	$2,880,672
AutoZone, Inc. (a)	66	244,466
BJ's Wholesale Club Holdings, Inc. (a)	847	79,525
Burlington Stores, Inc. (a)	750	240,007
Dollar General Corp.	2,319	268,726
Dollarama, Inc.	1,727	220,714
Floor & Decor Holdings, Inc., “A” (a)	517	25,023
Gap, Inc.	834	20,508
Howden Joinery Group PLC	8,094	86,130
Lowe's Cos., Inc.	1,871	446,776
NEXT PLC	347	61,124
Nitori Co. Ltd.	6,300	90,913
Ollie's Bargain Outlet Holdings, Inc. (a)	848	73,360
O'Reilly Automotive, Inc. (a)(f)	10,212	1,015,073
Pan Pacific International Holdings Corp.	10,600	60,219
Pet Valu Holdings Ltd.	1,434	22,455
Ross Stores, Inc.	361	82,232
Target Corp.	1,729	224,338
TJX Cos., Inc.	286	44,831
Tractor Supply Co.	483	16,953
Yesway, Inc. (a)	1,541	39,635

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – continued
ZOZO, Inc.	11,100	$74,730
		$6,318,410
Semiconductor & Electronic Components – 8.2%
Advanced Energy Industries, Inc.	597	$229,194
Analog Devices, Inc.	2,365	951,345
Applied Materials, Inc.	2,112	833,163
ASM International N.V.	174	170,422
ASML Holding N.V.	152	219,428
ASMPT Ltd.	10,600	223,469
Bel Fuse, Inc.	216	59,581
Broadcom, Inc.	3,310	1,381,693
Coherent Corp. (a)	1,211	387,169
Disco, Inc.	200	96,297
Entegris, Inc.	529	74,790
Flex Ltd. (a)	1,600	146,480
Formfactor, Inc. (a)	1,215	165,155
Infineon Technologies AG	3,350	225,136
KLA Corp.	53	92,769
Lam Research Corp.	1,541	397,362
MACOM Technology Solutions Holdings, Inc. (a)	604	170,092
Micron Technology, Inc.	1,206	623,695
Monolithic Power Systems, Inc.	330	532,755
nLIGHT, Inc. (a)	848	59,233
NVIDIA Corp. (f)	33,616	6,708,745
NXP Semiconductors N.V.	245	71,930
Plexus Corp. (a)	257	64,399
Silicon Motion Technology Corp., ADR	1,395	305,198
Skyworks Solutions, Inc.	445	31,226
Taiwan Semiconductor Manufacturing Co. Ltd.	22,654	1,537,947
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,091	1,620,281
Tokyo Electron Ltd.	600	180,360
TTM Technologies, Inc. (a)	1,246	197,142
		$17,756,456
Software – 3.6%
ACI Worldwide, Inc. (a)	1,143	$49,400
Adobe Systems, Inc. (a)	2,120	521,732
Akamai Technologies, Inc. (a)	266	27,393
Alkami Technology, Inc. (a)	1,661	26,211
Autodesk, Inc. (a)	777	184,149
Cadence Design Systems, Inc. (a)	632	208,301
CCC Intelligent Holdings, Inc. (a)	10,420	54,601
Check Point Software Technologies Ltd. (a)	267	30,030
Cloudflare, Inc., “A” (a)	786	161,106
Constellation Software, Inc.	29	52,816
CrowdStrike Holdings, Inc. (a)	841	374,876
Dassault Systemes SE	16,371	369,425
Datadog, Inc., “A” (a)	411	54,330
Guidewire Software, Inc. (a)	917	126,904
JFrog Ltd. (a)	1,632	75,790
Microsoft Corp. (f)(s)	8,415	3,431,469
MongoDB, Inc. (a)	218	54,681
nCino, Inc. (a)	1,223	21,378

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Okta, Inc. (a)	5,483	$403,823
Pegasystems, Inc.	449	16,411
Salesforce, Inc.	1,465	258,616
SAP SE	5,975	1,023,012
Shopify, Inc. (a)	293	35,491
Totvs S.A.	37,100	238,702
Wisetech Global Ltd. (l)	2,297	71,615
		$7,872,262
Telecom - Infrastructure – 0.1%
American Tower Corp., REIT	87	$15,896
Cellnex Telecom S.A.	4,529	152,359
Infrastrutture Wireless Italiane S.p.A. (l)	9,654	82,313
		$250,568
Telecom Services – 0.3%
Advanced Info Service Public Co. Ltd.	3,800	$39,751
EchoStar Corp., “A” (a)(l)	526	64,772
Etihad Etisalat Co.	5,899	102,236
Iridium Communications, Inc.	1,847	72,162
KDDI Corp.	6,300	103,924
Koninklijke KPN N.V.	14,262	76,395
SoftBank Group Corp.	1,700	57,585
T-Mobile USA, Inc.	214	41,837
		$558,662
Tobacco – 0.7%
Altria Group, Inc. (f)	16,717	$1,214,490
British American Tobacco PLC	2,600	152,679
Philip Morris International, Inc.	1,461	241,167
		$1,608,336
Transportation & Logistics – 0.4%
ArcBest Corp.	264	$33,679
FedEx Corp.	140	56,463
J.B. Hunt Transport Services, Inc.	247	62,128
Kirby Corp. (a)	306	46,065
Knight-Swift Transportation Holdings, Inc.	745	48,351
RXO, Inc. (a)	938	18,732
Sankyu, Inc.	2,200	119,298
Seino Holdings Co. Ltd.	6,500	99,583
SG Holdings Co. Ltd.	8,100	75,812
Union Pacific Corp.	862	232,292
XPO, Inc. (a)	560	123,273
		$915,676
Travel, Gaming, & Lodging – 1.4%
Accor S.A.	934	$46,435
Alaska Air Group, Inc. (a)	1,649	64,492
Aristocrat Leisure Ltd.	1,132	39,007
Brightstar Lottery PLC	4,523	59,387
Delta Air Lines, Inc.	896	60,919
DraftKings, Inc. (a)	3,350	78,122

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – continued
Flutter Entertainment PLC (a)	1,640	$177,005
Galaxy Entertainment Group Ltd.	14,000	59,674
Genius Sports Ltd. (a)	6,864	29,927
Hilton Worldwide Holdings, Inc.	153	49,583
Host Hotels & Resorts, Inc., REIT	6,352	134,218
Hyatt Hotels Corp. (l)	1,649	276,323
Japan Airlines Co. Ltd.	1,400	21,945
Marriott International, Inc., “A”	1,610	582,321
Qantas Airways Ltd.	7,463	45,482
Royal Caribbean Cruises Ltd.	430	113,417
Sands China Ltd.	52,800	110,899
Southwest Airlines Co.	1,138	43,153
Sportradar Group AG (a)	5,882	76,760
VICI Properties, Inc., REIT	2,263	66,079
Viking Holdings Ltd. (a)	11,551	946,142
Wyndham Hotels & Resorts, Inc.	223	18,148
		$3,099,438
Utilities – 2.4%
Alliant Energy Corp.	1,647	$120,939
Atmos Energy Corp.	339	64,403
Brookfield Infrastructure Corp.	973	36,001
CenterPoint Energy, Inc.	1,814	79,181
China Resources Gas Group Ltd.	8,800	21,111
CLP Holdings Ltd.	3,000	28,786
CMS Energy Corp.	1,101	84,491
DCC PLC	1,929	145,945
Dominion Energy, Inc. (f)	7,111	458,659
DTE Energy Co.	1,089	165,190
Duke Energy Corp.	3,984	516,127
E.ON SE	3,542	78,527
Edison International	7,684	533,961
Evergy, Inc.	574	47,550
Italgas S.p.A.	26,173	316,088
MDU Resources Group, Inc.	1,450	32,669
National Grid PLC	8,250	147,581
NextEra Energy, Inc.	504	49,332
NorthWestern Corp.	946	68,434
NRG Energy, Inc.	3,279	510,147
ONE Gas, Inc.	670	59,777
PG&E Corp.	26,118	434,081
Pinnacle West Capital Corp.	693	71,878
Portland General Electric Co.	3,334	173,135
Public Service Enterprise Group, Inc.	1,032	84,273
Sempra	730	69,438
Southern Co.	4,396	425,093
Southwest Gas Holdings, Inc.	718	67,528
Spire, Inc.	756	68,932
Talen Energy Corp. (a)	460	171,313
UGI Corp.	1,115	40,240
		$5,170,810
Total Common Stocks (Identified Cost, $108,942,280)		$164,605,682

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 19.4%
Aerospace & Defense – 0.4%
Boeing Co., 5.15%, 5/01/2030	$83,000	$84,342
Boeing Co., 5.805%, 5/01/2050	349,000	340,084
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	87,000	85,899
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	116,000	114,683
Honeywell Aerospace, Inc., 5.732%, 3/16/2056 (n)	53,000	52,128
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	106,000	109,626
		$786,762
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.101%, 11/15/2054 (i)	$965,437	$31,458
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	75,347	75,641
Angel Oak Mortgage Trust, 2025-3, “A1”, 5.42%, 3/25/2070 (n)	141,871	142,379
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.404% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	115,000	115,215
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)	1,177,633	51,266
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	70,536	70,772
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	93,479	93,001
KREF 2018-FT1 Ltd., “A”, FLR, 4.852% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	5,662	5,661
KREF 2018-FT1 Ltd., “AS”, FLR, 5.082% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	99,957
MF1 2024-FL5 LLC, “A”, FLR, 5.349% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,162
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	58,223	58,215
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	51,609	51,915
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	81,860	81,871
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	17,315	17,439
		$994,952
Auto & Auto Components – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$48,369
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	200,081
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	39,000	34,222
Hyundai Capital America, 6.375%, 4/08/2030 (n)	128,000	134,513
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	200,000	199,423
		$616,608
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$82,000	$87,527
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	160,000	156,136
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	250,000	246,716
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	77,000	75,931
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	149,000	143,487
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	119,456
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	135,411
LPL Holdings, Inc., 5.65%, 3/15/2035	151,000	150,903
LSEGA Finance PLC, 2%, 4/06/2028 (n)	200,000	190,897
The Carlyle Group, Inc., 5.05%, 9/19/2035	204,000	197,171
		$1,503,635
Building – 0.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$251,000	$249,522
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	82,000	81,962
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	69,000	69,147
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	40,332
Vulcan Materials Co., 4.5%, 6/15/2047	114,000	95,314

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 5.7%, 12/01/2054	$93,000	$90,692
		$626,969
Business Services – 0.2%
Fiserv, Inc., 4.4%, 7/01/2049	$114,000	$86,382
Mastercard, Inc., 3.85%, 3/26/2050	167,000	128,233
Paychex, Inc., 5.1%, 4/15/2030	63,000	63,671
Paychex, Inc., 5.35%, 4/15/2032	62,000	62,554
		$340,840
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$71,000	$71,737
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	105,000	83,933
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	44,000	41,459
Comcast Corp., 5.35%, 5/15/2053	184,000	161,482
Videotron Ltd., 3.625%, 6/15/2029 (n)	88,000	85,316
Videotron Ltd., 5.7%, 1/15/2035 (n)	148,000	148,913
		$592,840
Chemicals – 0.1%
SNF Group SACA, 5.626%, 3/31/2031 (n)	$200,000	$202,432
Conglomerates – 0.5%
Eaton Corp. PLC, 4.5%, 3/06/2033	$200,000	$197,011
GE Vernova, Inc., 4.875%, 2/04/2036	137,000	135,517
nVent Finance S.à r.l., 5.65%, 5/15/2033	143,000	146,637
Regal Rexnord Corp., 6.05%, 4/15/2028	91,000	93,282
Regal Rexnord Corp., 6.3%, 2/15/2030	208,000	217,651
Regal Rexnord Corp., 6.4%, 4/15/2033	65,000	69,116
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	186,000	186,582
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	51,562
		$1,097,358
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$235,427
L'Oréal S.A., 5%, 5/20/2035 (n)	200,000	202,435
Mattel, Inc., 3.75%, 4/01/2029 (n)	65,000	63,059
		$500,921
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$97,000	$101,228
CBRE Services, Inc., 5.5%, 6/15/2035	50,000	50,701
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	201,586
		$353,515
Diversified Financial Services – 0.5%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$131,000	$129,490
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	115,000	111,062
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	109,000	106,346
Blackstone Secured Lending Fund, 5.35%, 4/13/2028	88,000	87,785
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	87,000	86,268
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	163,000	162,368
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	202,846

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	$200,000	$195,918
		$1,082,083
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$147,000	$151,502
Emerging Market Quasi-Sovereign – 0.1%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$200,000	$197,476
Emerging Market Sovereign – 0.3%
Republic of Poland, 6.125%, 4/14/2056	$118,000	$118,320
United Mexican States, 5.85%, 7/02/2032	200,000	203,170
United Mexican States, 5.625%, 2/09/2034	200,000	197,434
United Mexican States, 5.625%, 9/22/2035	200,000	195,700
		$714,624
Energy - Independent – 0.3%
APA Corp., 6.1%, 2/15/2035	$37,000	$38,388
APA Corp., 6.75%, 2/15/2055	67,000	68,474
Occidental Petroleum Corp., 4.4%, 4/15/2046	118,000	93,847
Pioneer Natural Resources Co., 1.9%, 8/15/2030	154,000	139,114
Pioneer Natural Resources Co., 2.15%, 1/15/2031	112,000	101,138
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	110,000	119,959
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	46,000	46,541
		$607,461
Energy - Integrated – 0.0%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$169,000	$106,686
Entertainment & Leisure – 0.1%
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	$149,000	$151,050
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$347,000	$338,707
Bacardi Ltd., 5.15%, 5/15/2038 (n)	286,000	265,834
Flowers Foods, Inc., 5.75%, 3/15/2035	73,000	70,342
Flowers Foods, Inc., 6.2%, 3/15/2055	31,000	26,189
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	68,000	65,309
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	79,000	74,007
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	69,000	63,809
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	78,000	78,227
Kraft Heinz Foods Co., 4.875%, 10/01/2049	76,000	62,233
Kraft Heinz Foods Co., 5.5%, 6/01/2050	112,000	100,304
Mars, Inc., 4.55%, 4/20/2028 (n)	40,000	40,255
Mars, Inc., 4.75%, 4/20/2033 (n)	184,000	181,976
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	45,665
Mars, Inc., 5.7%, 5/01/2055 (n)	262,000	254,936
SYSCO Corp., 4.45%, 3/15/2048	135,000	107,669
		$1,775,462

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – 2.7%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$168,000	$165,225
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	210,000	216,080
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	248,000	225,035
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	243,000	254,858
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	151,257
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	150,000	149,530
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	130,000	129,997
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	198,000	194,808
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	138,000	134,914
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	200,000	202,513
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	200,000	197,254
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	398,000	409,167
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	262,519
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	118,000	119,605
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	185,000	182,921
JPMorgan Chase & Co., 4.81% to 10/22/2035, FLR (SOFR - 1 day + 1.19%) to 10/22/2036	100,000	97,141
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	186,000	181,316
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	197,488
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	354,832
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	200,000	198,720
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	98,000	99,801
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	93,000	89,390
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	110,000	112,109
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	263,000	257,327
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	174,977
Toronto-Dominion Bank, 4.693%, 9/15/2027	94,000	94,479
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	205,936
UBS Group AG, 5.58%, 5/09/2036 (n)	365,000	371,226
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	203,531
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	59,000	60,300
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	160,000	162,881
		$5,857,137
Hardware, Peripherals, & Assembly – 0.0%
Apple, Inc., 2.65%, 5/11/2050	$192,000	$117,534
Industrial – 0.2%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$116,000	$116,894
WSP Global, Inc., 5.039%, 9/18/2031 (n)	78,000	77,666
WSP Global, Inc., 5.714%, 9/18/2036 (n)	156,000	155,052
		$349,612
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$92,000	$86,489
Corebridge Financial, Inc., 4.35%, 4/05/2042	149,000	124,132
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	113,000	112,004
Lincoln National Corp., 5.852%, 3/15/2034	107,000	109,059
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	150,000	154,626
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	147,000	143,632
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	136,000	130,314
		$860,256

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Elevance Health, Inc., 5.65%, 6/15/2054	$89,000	$84,251
Humana, Inc., 5.375%, 4/15/2031	62,000	62,847
Humana, Inc., 5.55%, 5/01/2035	113,000	112,279
Humana, Inc., 4.95%, 10/01/2044	46,000	38,803
UnitedHealth Group, Inc., 2.3%, 5/15/2031	105,000	94,390
UnitedHealth Group, Inc., 5.5%, 7/15/2044	80,000	77,627
UnitedHealth Group, Inc., 5.875%, 2/15/2053	129,000	127,882
		$598,079
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.85%, 5/07/2030	$46,000	$46,456
American International Group, Inc., 5.125%, 3/27/2033	146,000	147,661
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	106,000	114,314
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	140,000	150,906
Brown & Brown, Inc., 5.25%, 6/23/2032	50,000	49,896
Brown & Brown, Inc., 6.25%, 6/23/2055	26,000	25,851
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	99,000	92,654
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	63,000	64,916
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	130,000	135,691
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	79,000	79,681
Marsh & McLennan Cos., Inc., 4.9%, 3/15/2049	35,000	30,774
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	83,000	50,827
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	75,000	69,923
Progressive Corp., 5.15%, 3/26/2036	115,000	114,716
		$1,174,266
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$206,102
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	177,288
		$383,390
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$200,640
Machinery & Tools – 0.1%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$202,905
CNH Industrial Capital LLC, 5.5%, 1/12/2029	95,000	97,134
		$300,039
Media – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$148,000	$121,462
Walt Disney Co., 3.8%, 5/13/2060	93,000	66,401
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	137,000	130,056
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	79,000	74,473
		$392,392
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$198,797
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	185,130
Baxter International, Inc., 4.9%, 12/15/2030	39,000	38,597
Baxter International, Inc., 5.65%, 12/15/2035	55,000	54,027
CommonSpirit Health, 5.662%, 9/01/2055	66,000	62,866
HCA, Inc., 4.9%, 11/15/2035	54,000	52,266

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.7%, 11/15/2055	$101,000	$93,942
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	201,511
Marin General Hospital, 7.242%, 8/01/2045	59,000	63,031
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	165,000	163,106
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	178,000	129,494
		$1,242,767
Medical Equipment – 0.3%
Abbott Laboratories, 4.65%, 3/15/2036	$197,000	$191,307
Augusta SpinCo Corp., 4.945%, 3/23/2033	77,000	76,625
Augusta SpinCo Corp., 5.245%, 3/23/2036	84,000	83,660
Danaher Corp., 2.6%, 10/01/2050	232,000	138,078
Stryker Corp., 4.625%, 9/11/2034	198,000	193,674
		$683,344
Metals & Mining – 0.1%
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)	$10,000	$9,590
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	182,000	188,660
Rio Tinto Finance (USA) PLC, 5.75%, 3/14/2055	54,000	54,116
		$252,366
Midstream – 0.7%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$153,000	$156,159
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	22,000	22,074
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	108,000	113,124
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	77,000	80,969
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	153,000	144,212
Energy Transfer LP, 4%, 10/01/2027	77,000	76,557
Energy Transfer LP, 5.95%, 5/15/2054	156,000	147,282
Enterprise Products Operating LLC, 4.85%, 1/31/2034	164,000	163,852
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	51,555	50,270
Plains All American Pipeline LP, 5.95%, 6/15/2035	236,000	243,366
Plains All American Pipeline LP, 5.6%, 1/15/2036	64,000	64,109
Targa Resources Corp., 4.95%, 4/15/2052	225,000	189,288
		$1,451,262
Municipals – 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$40,000	$35,416
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	90,000	92,626
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	106,076
		$234,118
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$193,000	$202,042
Network & Telecom – 0.2%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$200,000	$202,095
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	203,495
		$405,590

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – 1.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$208,970
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	202,000	199,723
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	218,564
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	192,076
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	152,666
Fifth Third Bancorp, 4.566% to 4/29/2031, FLR (SOFR - 1 day + 0.95%) to 4/29/2032	232,000	228,504
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	225,185
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	43,000	43,000
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	38,000	40,500
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	169,000	167,619
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	226,554
Nationwide Building Society, 4.351%, 9/30/2030 (n)	200,000	197,673
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	260,032
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	53,000	53,339
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	93,000	95,860
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	140,000	143,210
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	111,000	117,762
		$2,771,237
Pharmaceuticals & Biotechnology – 0.4%
AbbVie, Inc., 4.75%, 3/15/2036	$76,000	$74,316
AbbVie, Inc., 5.35%, 3/15/2044	198,000	192,089
AbbVie, Inc., 5.4%, 3/15/2054	83,000	78,771
Eli Lilly & Co., 4.7%, 2/09/2034	196,000	195,744
Eli Lilly & Co., 5.5%, 2/12/2055	24,000	23,362
Merck & Co., Inc., 4.75%, 12/04/2035	159,000	155,634
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	123,000	113,947
Pfizer, Inc., 2.55%, 5/28/2040	58,000	42,119
		$875,982
Railroads – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$196,000	$180,732
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	66,000	63,592
Canadian Pacific Railway Co., 3.1%, 12/02/2051	237,000	154,404
		$398,728
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$217,000	$214,812
Real Estate - Other – 0.1%
Prologis LP, REIT, 5.125%, 1/15/2034	$97,000	$97,952
Public Storage Operating Co., 5%, 12/15/2035	78,000	77,127
		$175,079
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$87,171
Realty Income Corp., REIT, 5.375%, 9/01/2054	182,000	173,420
STORE Capital Corp., REIT, 4.625%, 3/15/2029	65,000	64,361
STORE Capital Corp., REIT, 2.75%, 11/18/2030	199,000	179,614
		$504,566

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Storage & Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$127,000	$126,166
COPT Defense Properties, REIT, 2%, 1/15/2029	85,000	79,484
COPT Defense Properties, REIT, 4.5%, 10/15/2030	64,000	63,270
COPT Defense Properties, REIT, 2.75%, 4/15/2031	50,000	45,385
Highwoods Realty LP, 5.35%, 1/15/2033	213,000	210,977
		$525,282
Refining – 0.0%
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	$200,000	$109,500
Retail & E-commerce – 0.3%
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	$100,000	$98,961
Amazon.com, Inc., 5.65%, 3/13/2046	193,000	190,336
DICK'S Sporting Goods, 4.1%, 1/15/2052	192,000	136,299
Home Depot, Inc., 3.9%, 6/15/2047	190,000	147,639
O'Reilly Automotive, Inc., 5.1%, 3/12/2036	77,000	76,193
		$649,428
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 5.05%, 7/12/2029	$90,000	$91,745
Broadcom, Inc., 5.2%, 7/15/2035	118,000	119,018
Broadcom, Inc., 4.8%, 2/15/2036	134,000	130,770
Broadcom, Inc., 5.7%, 1/15/2056	85,000	84,503
Intel Corp., 5.7%, 2/10/2053	79,000	73,896
		$499,932
Software – 0.4%
Microsoft Corp., 2.525%, 6/01/2050	$180,000	$106,251
Microsoft Corp., 2.5%, 9/15/2050	113,000	66,397
Oracle Corp., 4.95%, 2/04/2031	120,000	117,382
Oracle Corp., 4.8%, 9/26/2032	46,000	43,740
Oracle Corp., 5.35%, 5/04/2033	154,000	149,745
Oracle Corp., 5.7%, 2/04/2036	95,000	91,233
Oracle Corp., 4%, 7/15/2046	98,000	65,412
Salesforce, Inc., 4.9%, 9/15/2031	101,000	100,703
Salesforce, Inc., 5.55%, 3/15/2036	99,000	98,727
		$839,590
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$78,000	$72,392
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029	$90,000	$91,589
American Tower Corp., 5.45%, 2/15/2034	115,000	117,290
American Tower Corp., 3.7%, 10/15/2049	101,000	72,986
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	156,530
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	100,000	99,919
Rogers Communications, Inc., 4.5%, 3/15/2042	150,000	126,661
Rogers Communications, Inc., 4.55%, 3/15/2052	20,000	15,768
T-Mobile USA, Inc., 5.05%, 7/15/2033	149,000	149,690
T-Mobile USA, Inc., 5.75%, 1/15/2054	60,000	57,103
Vodafone Group PLC, 5.625%, 2/10/2053	169,000	158,411
		$1,045,947

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$112,000	$119,402
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	150,000	153,717
		$273,119
Transportation & Logistics – 0.2%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$138,650
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	98,000	99,041
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	117,000	116,737
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	87,000	86,781
		$441,209
Travel, Gaming, & Lodging – 0.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$202,926
Las Vegas Sands Corp., 5.9%, 6/01/2027	31,000	31,323
Las Vegas Sands Corp., 6.2%, 8/15/2034	91,000	93,518
Marriott International, Inc., 2.85%, 4/15/2031	28,000	25,667
Marriott International, Inc., 3.5%, 10/15/2032	95,000	87,564
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	84,000	83,804
		$524,802
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	$89,000	$89,348
U.S. Treasury Bonds, 4.875%, 8/15/2045 (f)	260,000	256,790
U.S. Treasury Bonds, 4.625%, 11/15/2045 (f)	190,000	181,539
U.S. Treasury Bonds, 4.75%, 2/15/2056 (f)	128,000	123,240
		$650,917
Utilities – 1.8%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$200,000	$188,306
AEP Texas, Inc., 5.7%, 5/15/2034	175,000	180,697
AEP Transmission Co. LLC, 5.375%, 6/15/2035	67,000	68,109
AEP Transmission Co. LLC, 5.4%, 3/15/2053	163,000	153,412
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	34,999
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	85,158
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	65,000	61,039
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	17,273
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	64,000	58,194
Duke Energy Florida LLC, 3.4%, 10/01/2046	85,000	60,639
Duke Energy Florida LLC, 6.2%, 11/15/2053	150,000	156,854
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	400,000	361,437
Eversource Energy, 4.45%, 12/15/2030	57,000	56,166
Eversource Energy, 5.5%, 1/01/2034	154,000	156,800
FirstEnergy Corp., 2.65%, 3/01/2030	125,000	116,086
Florida Power & Light Co., 3.95%, 3/01/2048	297,000	231,865
Georgia Power Co., 4.7%, 5/15/2032	72,000	72,228
Georgia Power Co., 5.125%, 5/15/2052	124,000	113,228
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	183,000	164,430
MidAmerican Energy Co., 5.85%, 9/15/2054	131,000	130,986
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	149,000	131,639
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	99,000	99,561
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035	106,000	108,138
Pacific Gas & Electric Co., 2.5%, 2/01/2031	49,000	44,078
Pacific Gas & Electric Co., 4%, 12/01/2046	89,000	65,531

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
PPL Electric Utilities Corp., 4.85%, 2/15/2034	$171,000	$170,825
PSEG Power LLC, 5.2%, 5/15/2030 (n)	125,000	126,956
PSEG Power LLC, 5.75%, 5/15/2035 (n)	104,000	105,942
Public Service Electric & Gas Co., 5.5%, 3/01/2055	79,000	76,082
Southern California Edison Co., 4.5%, 9/01/2040	39,000	33,567
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	139,000	136,846
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	122,000	119,148
Xcel Energy, Inc., 4.6%, 6/01/2032	143,000	140,766
		$3,826,985
Utilities - Gas – 0.2%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$43,000	$42,202
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	79,473
Spire, Inc., 4.6%, 9/01/2031	222,000	219,812
Spire, Inc., 6.25%, 6/01/2056	159,000	158,455
		$499,942
Total Bonds (Identified Cost, $42,568,488)		$42,007,459
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $53,655)	883	$63,753
Contingent Value Rights – 0.0%
Pharmaceuticals & Biotechnology – 0.0%
Sanofi S.A. (a)(u) (Identified Cost, $0)	101	$0

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 15 warrants, Expiration 11/23/2027) (a)	$ 2.565	11/23/27	1	$0
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)	CAD 11.5	3/31/40	149	$0
Total Warrants (Identified Cost, $0)				$0

Mutual Funds (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $7,613,365)	7,612,607	$7,613,368

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Euro Stoxx 50 Index – 6/19/2026 @ EUR 5,350	Put	Goldman Sachs International	$5,246,154	76	$42,101
Ishares MSCI Emerging Market ETF – 6/18/2026 @ $43	Put	Merrill Lynch International	6,399,000	1,000	1,000
Standard & Poor's 500 Index – 9/18/2026 @ $6,050	Put	Merrill Lynch International	2,883,604	4	25,280
Total Purchased Options (Premiums Paid, $316,944)					$68,381

Issuer	Shares/Par
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j) (Identified Cost, $501,034)	501,034	$501,034
Other Assets, Less Liabilities – 1.0%		2,116,874
Net Assets – 100.0%		$216,976,551

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,613,368 and
$207,246,309, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,066,440, representing 6.5% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	10,854,000	USD	7,698,970	Barclays Bank PLC	5/15/2026	$113,786
AUD	1,179,000	USD	818,417	Merrill Lynch International	5/15/2026	30,233
BRL	909,113	USD	181,781	Barclays Bank PLC	5/05/2026	1,762
BRL	909,113	USD	182,238	Goldman Sachs International	5/05/2026	1,305
CAD	523,000	USD	381,074	Merrill Lynch International	5/15/2026	4,131
GBP	321,000	USD	436,162	Goldman Sachs International	5/15/2026	634
GBP	2,832	USD	3,847	HSBC Bank	7/17/2026	6
GBP	2,599,000	USD	3,513,552	JPMorgan Chase Bank N.A.	5/15/2026	22,996
JPY	142,058,000	USD	897,186	Barclays Bank PLC	5/15/2026	11,083
NOK	90,452,893	USD	9,430,102	Citibank N.A.	5/15/2026	332,058
NOK	7,725,000	USD	798,597	Goldman Sachs International	5/15/2026	35,126
NZD	2,213,000	USD	1,277,471	State Street Corp.	5/15/2026	30,363
USD	2,137,135	CAD	2,892,431	State Street Corp.	5/15/2026	6,774
USD	1,021,426	CHF	784,000	HSBC Bank	5/15/2026	16,819
USD	13,825,137	CHF	10,505,619	State Street Corp.	5/15/2026	363,377
USD	921,412	DKK	5,750,287	State Street Corp.	5/13/2026	17,817
USD	26,466,384	EUR	22,193,334	JPMorgan Chase Bank N.A.	5/15/2026	405,537
USD	7,668,093	GBP	5,610,795	HSBC Bank	5/15/2026	33,292
USD	2,326,370	HKD	18,125,902	Goldman Sachs International	5/15/2026	11,173
USD	71,946	IDR	1,212,682,000	Deutsche Bank AG	5/13/2026	1,922
USD	775,263	INR	70,741,252	Goldman Sachs International	5/15/2026	30,571
USD	15,379,486	JPY	2,382,531,584	NatWest Markets PLC	5/15/2026	146,416
USD	971,882	KRW	1,406,808,800	Goldman Sachs International	5/15/2026	23,099
USD	129,390	MXN	2,241,897	JPMorgan Chase Bank N.A.	5/15/2026	1,169
USD	1,456,209	NZD	2,429,000	State Street Corp.	5/15/2026	20,723
USD	1,555,486	SEK	14,088,000	Merrill Lynch International	5/15/2026	28,700
USD	644,629	SGD	811,841	HSBC Bank	5/15/2026	6,293
USD	103,276	THB	3,204,240	Barclays Bank PLC	5/15/2026	4,708
USD	1,249,022	TWD	39,408,323	Citibank N.A.	5/15/2026	4,387
USD	129,239	ZAR	2,078,796	NatWest Markets PLC	5/15/2026	4,549
						$1,710,809
Liability Derivatives
CHF	926,000	USD	1,191,861	Citibank N.A.	5/15/2026	$(5,297)
DKK	1,144,000	USD	181,056	JPMorgan Chase Bank N.A.	5/13/2026	(1,289)
EUR	1,865,000	USD	2,205,646	Goldman Sachs International	5/15/2026	(15,642)
EUR	18,151	USD	21,498	State Street Corp.	7/17/2026	(123)
HKD	1,123,000	USD	143,558	Goldman Sachs International	5/15/2026	(119)

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
HKD	967,000	USD	123,611	State Street Corp.	5/15/2026	$(98)
JPY	489,632,000	USD	3,147,645	JPMorgan Chase Bank N.A.	5/15/2026	(17,110)
NZD	528,159	USD	319,852	HSBC Bank	5/15/2026	(7,722)
SEK	52,100,068	USD	5,859,063	Deutsche Bank AG	5/15/2026	(212,719)
USD	1,500,638	AUD	2,128,423	JPMorgan Chase Bank N.A.	5/15/2026	(31,410)
USD	639,977	AUD	896,000	Merrill Lynch International	5/15/2026	(4,967)
USD	182,238	BRL	909,113	Barclays Bank PLC	5/05/2026	(1,305)
USD	177,723	BRL	909,113	Barclays Bank PLC	8/06/2026	(1,586)
USD	170,770	BRL	909,113	Goldman Sachs International	5/05/2026	(12,773)
USD	568,310	CAD	776,000	Citibank N.A.	5/15/2026	(3,237)
USD	2,561,825	CAD	3,553,000	State Street Corp.	5/15/2026	(55,064)
USD	204,455	CNY	1,409,000	Merrill Lynch International	5/15/2026	(1,904)
USD	1,181,696	EUR	1,016,000	Goldman Sachs International	5/15/2026	(11,356)
USD	1,126,895	GBP	847,000	Goldman Sachs International	5/15/2026	(25,647)
USD	356,704	ILS	1,099,381	Barclays Bank PLC	5/15/2026	(16,251)
USD	2,951,787	JPY	466,392,000	JPMorgan Chase Bank N.A.	5/15/2026	(30,160)
USD	333,124	NOK	3,200,000	Goldman Sachs International	5/15/2026	(12,238)
USD	872,139	NOK	8,231,000	JPMorgan Chase Bank N.A.	5/15/2026	(16,195)
USD	703,413	SEK	6,586,000	Merrill Lynch International	5/15/2026	(10,345)
USD	162,642	SGD	208,000	Merrill Lynch International	5/15/2026	(905)
USD	195,803	TWD	6,280,000	Citibank N.A.	5/15/2026	(2,538)
						$(498,000)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,332	$5,142,049	June – 2026	$4,772
CAC 40 Index	Short	EUR	48	4,552,804	May – 2026	9,259
FTSE 100 Index	Long	GBP	7	989,857	June – 2026	2,930
FTSE/JSE Top 40 Index	Long	ZAR	30	1,945,961	June – 2026	31,967
Hang Seng Index	Long	HKD	47	7,747,116	May – 2026	20,941
Mini Ibovespa	Short	BRL	515	3,965,161	June – 2026	219,435
OMX 30 Index	Short	SEK	23	764,387	May – 2026	1,503
S&P/TSX 60 Index	Long	CAD	10	2,921,486	June – 2026	133,834
						$424,641
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	171	$13,180,683	June – 2026	$152,289
Euro-Bund 10 yr	Short	EUR	105	15,448,520	June – 2026	122,518
U.S. Treasury Note 10 yr	Short	USD	3	331,781	June – 2026	7,395
U.S. Treasury Ultra Note 10 yr	Short	USD	14	1,580,031	June – 2026	30,112
						$312,314
						$736,955
Liability Derivatives
Equity Futures
DAX Index	Short	EUR	6	$4,286,933	June – 2026	$(110,615)

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Equity Futures - continued
FTSE MIB Index	Short	EUR	7	$1,962,126	June – 2026	$(176,497)
FTSE Taiwan Index	Short	USD	18	2,370,060	May – 2026	(44,554)
IBEX 35 Index	Long	EUR	20	4,184,341	May – 2026	(11,541)
KOSPI 200 Index	Short	KRW	29	4,971,120	June – 2026	(1,214,958)
Mexbol Index	Short	MXN	12	465,959	June – 2026	(4,439)
MSCI Singapore Index	Short	SGD	33	1,148,568	May – 2026	(5,468)
NSE IFSC NIFTY 50 Index	Long	USD	41	1,979,726	May – 2026	(8,322)
Russell 2000 Index	Short	USD	148	20,777,720	June – 2026	(2,226,466)
S&P 500 E-Mini Index	Short	USD	154	55,776,875	June – 2026	(3,978,541)
S&P MidCap 400 Index	Short	USD	49	17,890,880	June – 2026	(1,368,916)
S&P/ASX 200 Index	Short	AUD	47	7,345,825	June – 2026	(71,855)
Topix Index	Short	JPY	2	480,797	June – 2026	(18,865)
						$(9,241,037)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	114	$9,998,027	June – 2026	$(60,633)
Japan Government Bond 10 yr	Long	JPY	20	16,513,047	June – 2026	(311,904)
Long Gilt 10 yr	Long	GBP	13	1,531,755	June – 2026	(108,936)
U.S. Treasury Bond 30 yr	Long	USD	3	338,531	June – 2026	(5,691)
U.S. Treasury Note 2 yr	Long	USD	11	2,278,375	June – 2026	(20,922)
						$(508,086)
						$(9,749,123)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/36	USD	5,600,000	centrally cleared	1-day SOFR / Annually	3.776% / Annually	$107,461	$5,080	$112,541
6/21/56	USD	8,100,000	centrally cleared	1-day SOFR / Annually	4.06% / Annually	226,848	21,100	247,948
						$334,309	$26,180	$360,489
Liability Derivatives
Interest Rate Swaps
6/21/28	USD	24,400,000	centrally cleared	3.441% / Annually	1-day SOFR / Annually	$(225,840)	$(13,683)	$(239,523)
6/18/31	USD	30,900,000	centrally cleared	3.492% / Annually	1-day SOFR / Annually	(442,679)	(36,726)	(479,405)
						$(668,519)	$(50,409)	$(718,928)
At April 30, 2026, the fund had cash collateral of $2,015,975 and other liquid securities collateral with an aggregate value of $23,697,767 to cover any collateral or margin obligations for certain derivative contracts. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $2,515,688 of securities on loan (identified cost, $152,382,401)	$207,246,309
Investments in affiliated issuers, at value (identified cost, $7,613,365)	7,613,368
Cash	34,286
Foreign currency, at value (identified cost, $10)	31
Cash collateral posted for
Forward foreign currency exchange contracts	250,000
Cash pledged for
Futures contracts	1,760,885
Exchange-traded options	5,090
Receivables for
Forward foreign currency exchange contracts	1,710,809
Investments sold	45,497
Fund shares sold	448,641
Interest and dividends	837,666
Receivable from investment adviser	10,881
Other assets	538
Total assets	$219,964,001
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$117,252
Forward foreign currency exchange contracts	498,000
Net daily variation margin on open futures contracts	1,377,896
Investments purchased	67,535
Fund shares reacquired	197,888
Collateral for securities loaned, at value (c)	501,034
Payable to affiliates
Administrative services fee	219
Shareholder servicing costs	68,405
Distribution and service fees	469
Payable for independent Trustees' compensation	978
Deferred foreign capital gains tax expense payable	11,025
Accrued expenses and other liabilities	146,749
Total liabilities	$2,987,450
Net assets	$216,976,551
Net assets consist of
Paid-in capital	$198,108,686
Total distributable earnings (loss)	18,867,865
Net assets	$216,976,551
Shares of beneficial interest outstanding	15,036,755

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Statement of Assets and Liabilities - continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$25,461,163	1,774,781	$14.35
Class B	48,922	3,493	14.01
Class C	1,744,145	125,018	13.95
Class I	171,267,513	11,860,330	14.44
Class R1	159,567	11,657	13.69
Class R2	71,475	5,023	14.23
Class R3	796,565	55,316	14.40
Class R4	648,106	44,740	14.49
Class R6	16,779,095	1,156,397	14.51

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.23 [100 / 94.25 x $14.35]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,367,829
Interest	1,125,816
Dividends from affiliated issuers	241,630
Other	32,325
Income on securities loaned	4,148
Foreign taxes withheld	(53,895)
Total investment income	$2,717,853
Expenses
Management fee	$900,141
Distribution and service fees	43,145
Shareholder servicing costs	115,554
Administrative services fee	20,179
Independent Trustees' compensation	3,137
Custodian fee	87,286
Shareholder communications	10,487
Audit and tax fees	55,373
Legal fees	422
Registration fees	76,186
Miscellaneous	49,808
Total expenses	$1,361,718
Fees paid indirectly	(173)
Reduction of expenses by investment adviser and distributor	(143,303)
Net expenses	$1,218,242
Net investment income (loss)	$1,499,611
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,570 foreign capital gains tax)	$3,507,970
Affiliated issuers	(865)
Futures contracts	1,412,999
Swap agreements	(211,893)
Forward foreign currency exchange contracts	838,986
Foreign currency	(70,876)
Net realized gain (loss)	$5,476,321
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $10,877 decrease in deferred foreign capital gains tax)	$6,837,274
Affiliated issuers	(1,913)
Futures contracts	(7,906,122)
Swap agreements	(242,424)
Forward foreign currency exchange contracts	(13,480)
Translation of assets and liabilities in foreign currencies	38,737
Net unrealized gain (loss)	$(1,287,928)
Net realized and unrealized gain (loss)	$4,188,393
Change in net assets from operations	$5,688,004
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$1,499,611	$2,303,950
Net realized gain (loss)	5,476,321	527,756
Net unrealized gain (loss)	(1,287,928)	12,256,708
Change in net assets from operations	$5,688,004	$15,088,414
Total distributions to shareholders	$(2,500,202)	$(2,102,033)
Change in net assets from fund share transactions	$7,105,191	$58,156,777
Total change in net assets	$10,292,993	$71,143,158
Net assets
At beginning of period	206,683,558	135,540,400
At end of period	$216,976,551	$206,683,558
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$14.13	$13.00	$11.58	$10.86	$11.82	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.17	$0.17	$0.12	$0.06	$0.05
Net realized and unrealized gain (loss)	0.26	1.14	1.36	0.64	(0.98)	0.83
Total from investment operations	$0.34	$1.31	$1.53	$0.76	$(0.92)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.11)	$(0.04)	$(0.04)	$(0.05)
Net asset value, end of period (x)	$14.35	$14.13	$13.00	$11.58	$10.86	$11.82
Total return (%) (r)(s)(t)(x)	2.42 (n)	10.22	13.33	6.99	(7.79)	7.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43 (a)	1.51	1.56	1.57	1.46	1.43
Expenses after expense reductions (f)	1.30 (a)	1.30	1.34	1.37	1.30	1.30
Net investment income (loss)	1.11 (a)	1.26	1.32	1.03	0.53	0.40
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$25,461	$26,422	$28,167	$25,608	$25,783	$31,120
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.72	$12.57	$11.17	$10.53	$11.49	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.07	$0.03	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.27	1.11	1.33	0.61	(0.93)	0.80
Total from investment operations	$0.29	$1.17	$1.40	$0.64	$(0.96)	$0.76
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$—	$—	$—	$—
Net asset value, end of period (x)	$14.01	$13.72	$12.57	$11.17	$10.53	$11.49
Total return (%) (r)(s)(t)(x)	2.11 (n)	9.32	12.53	6.08	(8.36)	7.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18 (a)	2.26	2.31	2.31	2.21	2.18
Expenses after expense reductions (f)	2.05 (a)	2.05	2.10	2.12	2.05	2.05
Net investment income (loss)	0.31 (a)	0.49	0.58	0.28	(0.24)	(0.36)
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$49	$112	$394	$893	$1,693	$3,129
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.71	$12.61	$11.21	$10.56	$11.53	$10.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.07	$0.03	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.25	1.11	1.33	0.62	(0.94)	0.80
Total from investment operations	$0.28	$1.18	$1.40	$0.65	$(0.97)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.08)	$—	$—	$—	$—
Net asset value, end of period (x)	$13.95	$13.71	$12.61	$11.21	$10.56	$11.53
Total return (%) (r)(s)(t)(x)	2.01 (n)	9.41	12.49	6.16	(8.41)	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18 (a)	2.26	2.31	2.31	2.21	2.18
Expenses after expense reductions (f)	2.05 (a)	2.05	2.10	2.12	2.05	2.05
Net investment income (loss)	0.36 (a)	0.50	0.56	0.27	(0.24)	(0.36)
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$1,744	$1,610	$1,357	$1,761	$3,725	$5,966
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$14.24	$13.11	$11.67	$10.95	$11.91	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.20	$0.15	$0.09	$0.08
Net realized and unrealized gain (loss)	0.26	1.14	1.38	0.64	(0.98)	0.82
Total from investment operations	$0.36	$1.34	$1.58	$0.79	$(0.89)	$0.90
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.21)	$(0.14)	$(0.07)	$(0.07)	$(0.07)
Net asset value, end of period (x)	$14.44	$14.24	$13.11	$11.67	$10.95	$11.91
Total return (%) (r)(s)(t)(x)	2.57 (n)	10.42	13.64	7.21	(7.51)	8.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18 (a)	1.26	1.32	1.32	1.21	1.18
Expenses after expense reductions (f)	1.05 (a)	1.05	1.09	1.12	1.05	1.05
Net investment income (loss)	1.36 (a)	1.49	1.57	1.27	0.79	0.66
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$171,268	$160,943	$91,222	$80,226	$94,555	$112,743
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.05	1.05	1.05	1.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.44	$12.39	$11.05	$10.41	$11.36	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.07	$0.03	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	0.26	1.07	1.31	0.61	(0.93)	0.79
Total from investment operations	$0.28	$1.14	$1.38	$0.64	$(0.95)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.09)	$(0.04)	$—	$—	$—
Net asset value, end of period (x)	$13.69	$13.44	$12.39	$11.05	$10.41	$11.36
Total return (%) (r)(s)(t)(x)	2.09 (n)	9.30	12.50	6.15	(8.36)	7.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18 (a)	2.26	2.32	2.32	2.21	2.18
Expenses after expense reductions (f)	2.05 (a)	2.05	2.09	2.12	2.05	2.05
Net investment income (loss)	0.37 (a)	0.51	0.57	0.29	(0.21)	(0.35)
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$160	$155	$141	$125	$111	$122
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.91	$12.84	$11.44	$10.73	$11.69	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.13	$0.09	$0.03	$0.02
Net realized and unrealized gain (loss)	0.26	1.09	1.36	0.63	(0.97)	0.81
Total from investment operations	$0.32	$1.23	$1.49	$0.72	$(0.94)	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.09)	$(0.01)	$(0.02)	$—
Net asset value, end of period (x)	$14.23	$13.91	$12.84	$11.44	$10.73	$11.69
Total return (%) (r)(s)(t)(x)	2.30 (n)	9.68	13.13	6.69	(8.02)	7.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68 (a)	1.75	1.82	1.82	1.71	1.68
Expenses after expense reductions (f)	1.55 (a)	1.55	1.59	1.62	1.55	1.55
Net investment income (loss)	0.86 (a)	1.07	1.06	0.79	0.28	0.13
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$71	$75	$681	$406	$499	$611
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.55	1.55	1.55	1.55

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$14.18	$13.04	$11.62	$10.88	$11.83	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.17	$0.17	$0.12	$0.06	$0.05
Net realized and unrealized gain (loss)	0.26	1.15	1.36	0.64	(0.97)	0.82
Total from investment operations	$0.34	$1.32	$1.53	$0.76	$(0.91)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.11)	$(0.02)	$(0.04)	$(0.04)
Net asset value, end of period (x)	$14.40	$14.18	$13.04	$11.62	$10.88	$11.83
Total return (%) (r)(s)(t)(x)	2.42 (n)	10.22	13.28	6.98	(7.71)	7.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43 (a)	1.51	1.56	1.57	1.46	1.43
Expenses after expense reductions (f)	1.30 (a)	1.30	1.35	1.37	1.30	1.30
Net investment income (loss)	1.11 (a)	1.26	1.33	1.03	0.54	0.40
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$797	$857	$883	$931	$854	$1,593
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$14.29	$13.14	$11.69	$10.98	$11.94	$11.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.20	$0.13	$0.11	$0.07
Net realized and unrealized gain (loss)	0.25	1.15	1.38	0.65	(1.00)	0.84
Total from investment operations	$0.36	$1.36	$1.58	$0.78	$(0.89)	$0.91
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.21)	$(0.13)	$(0.07)	$(0.07)	$(0.08)
Net asset value, end of period (x)	$14.49	$14.29	$13.14	$11.69	$10.98	$11.94
Total return (%) (r)(s)(t)(x)	2.55 (n)	10.54	13.60	7.16	(7.49)	8.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17 (a)	1.26	1.31	1.31	1.24	1.18
Expenses after expense reductions (f)	1.05 (a)	1.05	1.10	1.12	1.05	1.05
Net investment income (loss)	1.49 (a)	1.54	1.56	1.17	0.94	0.64
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$648	$237	$129	$145	$554	$57
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	1.05	1.05	1.05	1.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$14.31	$13.17	$11.73	$11.01	$11.97	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.20	$0.16	$0.10	$0.08
Net realized and unrealized gain (loss)	0.27	1.15	1.39	0.64	(0.98)	0.84
Total from investment operations	$0.37	$1.37	$1.59	$0.80	$(0.88)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.15)	$(0.08)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$14.51	$14.31	$13.17	$11.73	$11.01	$11.97
Total return (%) (r)(s)(t)(x)	2.62 (n)	10.55	13.68	7.28	(7.38)	8.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08 (a)	1.17	1.22	1.23	1.11	1.08
Expenses after expense reductions (f)	0.95 (a)	0.96	1.00	1.03	0.95	0.95
Net investment income (loss)	1.46 (a)	1.59	1.58	1.38	0.87	0.71
Portfolio turnover rate	34 (n)	47	38	44	58	44
Net assets at end of period (000 omitted)	$16,779	$16,272	$12,566	$28,036	$27,108	$35,052
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	N/A	0.95	0.96	0.95	0.95

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their

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Notes to Financial Statements (unaudited) - continued
primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

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Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$113,159,072	$0	$—	$113,159,072
Japan	1,902,590	6,027,201	—	7,929,791
France	4,467,171	2,169,350	0	6,636,521
United Kingdom	883,860	5,114,689	—	5,998,549
Canada	4,892,263	—	—	4,892,263
Germany	2,690,871	2,119,165	—	4,810,036
Taiwan	1,925,479	1,537,947	—	3,463,426
Switzerland	321,849	2,697,385	—	3,019,234
Sweden	461,733	1,266,588	—	1,728,321
Other Countries	4,892,384	8,139,838	—	13,032,222
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	650,917	—	650,917
Non - U.S. Sovereign Debt	—	1,496,130	—	1,496,130
Municipal Bonds	—	234,118	—	234,118
U.S. Corporate Bonds	—	27,715,534	—	27,715,534
Residential Mortgage-Backed Securities	—	573,794	—	573,794
Commercial Mortgage-Backed Securities	—	197,939	—	197,939
Asset-Backed Securities (including CDOs)	—	223,219	—	223,219
Foreign Bonds	—	10,915,808	—	10,915,808
Purchased Options	—	68,381	—	68,381
Investment Companies	8,114,402	—	—	8,114,402
Total	$143,711,674	$71,148,003	$0	$214,859,677

Other Financial Instruments
Futures Contracts – Assets	$665,583	$71,372	$—	$736,955
Futures Contracts – Liabilities	(8,139,324)	(1,609,799)	—	(9,749,123)
Forward Foreign Currency Exchange Contracts – Assets	—	1,710,809	—	1,710,809
Forward Foreign Currency Exchange Contracts – Liabilities	—	(498,000)	—	(498,000)
Swap Agreements – Assets	—	360,489	—	360,489
Swap Agreements – Liabilities	—	(718,928)	—	(718,928)
For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$68,381	$—
Equity	Futures Contracts	424,641	(9,241,037)
Interest Rate	Futures Contracts	312,314	(508,086)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,710,809	(498,000)
Interest Rate	Cleared Swap Agreements	360,489	(718,928)
Total		$2,876,634	$(10,966,051)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$97,667	$(211,893)	$—	$—
Foreign Exchange	—	—	838,986	—
Equity	1,315,332	—	—	(185,257)
Total	$1,412,999	$(211,893)	$838,986	$(185,257)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(416,264)	$(242,424)	$—	$—
Foreign Exchange	—	—	(13,480)	—
Equity	(7,489,858)	—	—	(19,589)
Total	$(7,906,122)	$(242,424)	$(13,480)	$(19,589)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's

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Notes to Financial Statements (unaudited) - continued
custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2026:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(1,377,896)
Cleared Swap Agreements (a)	—	(117,252)
Forward Foreign Currency Exchange Contracts	1,710,809	(498,000)
Purchased Options (a)	68,381	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,779,190	$(1,993,148)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	672,709	(1,558,155)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,106,481	$(434,993)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at April 30, 2026:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$131,339	$(19,142)	$—	$—	$112,197
Citibank N.A.	336,445	(11,072)	(258,695)	—	66,678
Deutsche Bank AG	1,922	(1,922)	—	—	—
Goldman Sachs International	144,009	(77,775)	—	(66,234)	—
JPMorgan Chase Bank N.A.	429,702	(96,164)	(328,196)	—	5,342
Merrill Lynch International	63,064	(18,121)	—	—	44,943
Total	$1,106,481	$(224,196)	$(586,891)	$(66,234)	$229,160
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at April 30, 2026:

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Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(19,142)	$19,142	$—	$—	$—
Citibank N.A.	(11,072)	11,072	—	—	—
Deutsche Bank AG	(212,719)	1,922	—	210,797	—
Goldman Sachs International	(77,775)	77,775	—	—	—
JPMorgan Chase Bank N.A.	(96,164)	96,164	—	—	—
Merrill Lynch International	(18,121)	18,121	—	—	—
Total	$(434,993)	$224,196	$—	$210,797	$—
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counter party to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counter party providing for netting as described above and, where applicable, by the posting of collateral by the counter party to the fund to cover the fund’s exposure to the counter party under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against

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Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the

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Notes to Financial Statements (unaudited) - continued
extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,515,688. The fair value of the fund's investment securities on loan and a related liability of $501,034 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,101,983 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$2,102,033

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$162,820,112
Gross appreciation	56,521,308
Gross depreciation	(4,481,743)
Net unrealized appreciation (depreciation)	$52,039,565
As of 10/31/25
Undistributed ordinary income	3,724,104
Capital loss carryforwards	(33,625,086)
Other temporary differences	(9,226)
Net unrealized appreciation (depreciation)	45,590,271
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(33,625,086)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$220,976	$385,163
Class B	—	594
Class C	4,269	8,691
Class I	2,062,752	1,470,665
Class R1	345	1,058
Class R2	—	9,048
Class R3	7,332	11,773
Class R4	2,669	2,100
Class R6	201,859	212,941
Total	$2,500,202	$2,102,033
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $15,323, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this reduction amounted to $127,979, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,649 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$32,124
Class B	0.75%	0.25%	1.00%	1.00%	421
Class C	0.75%	0.25%	1.00%	1.00%	8,556
Class R1	0.75%	0.25%	1.00%	1.00%	781
Class R2	0.25%	0.25%	0.50%	0.50%	180
Class R3	—	0.25%	0.25%	0.25%	1,083
Total Distribution and Service Fees					$43,145
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, this rebate amounted to $1 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$79
Class B	18
Class C	150
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $7,013, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $108,541.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0179% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended April 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $89,677 and $16,373, respectively. The sales transactions resulted in net realized gains (losses) of $3,926.
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$1,201,009	$1,568,254
Non-U.S. Government securities	74,366,289	70,020,537
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	90,274	$1,290,841	163,264	$2,209,113
Class C	23,092	319,796	35,474	473,988
Class I	3,886,607	55,844,729	6,857,548	95,086,303
Class R1	283	3,856	235	3,056
Class R2	183	2,580	4,871	63,934
Class R3	3,120	44,652	11,104	151,617
Class R4	27,988	401,063	6,596	89,845
Class R6	83,507	1,204,281	345,688	4,843,427
	4,115,054	$59,111,798	7,424,780	$102,921,283

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	14,550	$205,593	27,875	$358,755
Class B	—	—	47	594
Class C	310	4,269	688	8,652
Class I	143,415	2,037,923	111,095	1,438,675
Class R1	25	345	86	1,058
Class R2	—	—	711	9,048
Class R3	517	7,332	911	11,773
Class R4	187	2,669	162	2,100
Class R6	12,222	174,524	12,464	162,039
	171,226	$2,432,655	154,039	$1,992,694
Shares reacquired
Class A	(200,509)	$(2,862,696)	(487,446)	$(6,621,763)
Class B	(4,653)	(64,928)	(23,271)	(304,940)
Class C	(15,859)	(219,715)	(26,249)	(350,922)
Class I	(3,469,369)	(50,054,020)	(2,628,452)	(36,071,375)
Class R1	(181)	(2,453)	(199)	(2,508)
Class R2	(538)	(7,566)	(53,243)	(738,076)
Class R3	(8,763)	(126,215)	(19,249)	(264,958)
Class R6	(76,269)	(1,101,669)	(175,390)	(2,402,658)
	(3,776,141)	$(54,439,262)	(3,413,499)	$(46,757,200)
Net change
Class A	(95,685)	$(1,366,262)	(296,307)	$(4,053,895)
Class B	(4,653)	(64,928)	(23,224)	(304,346)
Class C	7,543	104,350	9,913	131,718
Class I	560,653	7,828,632	4,340,191	60,453,603
Class R1	127	1,748	122	1,606
Class R2	(355)	(4,986)	(47,661)	(665,094)
Class R3	(5,126)	(74,231)	(7,234)	(101,568)
Class R4	28,175	403,732	6,758	91,945
Class R6	19,460	277,136	182,762	2,602,808
	510,139	$7,105,191	4,165,320	$58,156,777
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $451 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,916,784	$93,917,425	$98,218,063	$(865)	$(1,913)	$7,613,368

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$241,630	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Alternative Strategy Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 12, 2026

*  Print name and title of each signing officer under his or her signature.